As filed with the Securities and Exchange Commission on April 27, 2004

================================================================================
                                                    1933 Act File No. 333-113080
                                                     1940 Act File No. 811-21517

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2
(Check appropriate box or boxes)

[   ]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]  Pre-Effective Amendment No. 3
[   ]  Post-Effective Amendment No. _

and

[   ]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]  Amendment No. 3

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND Exact Name of Registrant as Specified in Declaration of Trust

             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (630) 241-4141
               Registrant's Telephone Number, including Area Code

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

                                  Eric F. Fess
                             Chapman and Cutler LLP
                              111 W. Monroe Street
                                Chicago, IL 60603

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box) [ ] when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
--------------------------- ------------------ ------------------------- -------------------------------- ------------------------
 Title of Securities Being     Amount Being    Proposed Maximum Offering    Proposed Maximum Aggregate     Amount of Registration
        Registered              Registered           Price Per Unit             Offering Price(1)                  Fee(2)
--------------------------- ------------------ ------------------------- -------------------------------- ------------------------
    Common Shares,              6,250,000                $20.00                   $125,000,000                  $15,837.50
   $0.01 par value
--------------------------- ------------------ ------------------------- -------------------------------- ------------------------

(1)    Estimated solely for the purpose of calculating the registration fee.
(2)    $2.53 previously paid with the initial registration statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.
===============================================================================

                  SUBJECT TO COMPLETION, DATED APRIL 27, 2004


PROSPECTUS
----------
                                            COMMON SHARES

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND

                                  Common Shares
                                $20.00 per share

                               ------------------


     The Fund. First Trust/Value Line(R) & Ibbotson Equity Allocation Fund (the "Fund") is a newly organized, diversified, closed-end management investment company.

     Investment Objective. The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the Standard & Poor's 500 Composite Stock Price Index by investing in a diversified portfolio of the common stocks selected through the application of a disciplined investment strategy implemented by the Fund's investment adviser, First Trust Advisors, L.P. ("First Trust Advisors" or the "Adviser"). There can be no assurance that the Fund's investment objective will be achieved.


     Investment Strategy. Under normal market conditions, the Fund will invest substantially all of its net assets in common stocks that are selected through the application of a top-down asset allocation strategy and a bottom-up stock selection methodology, in each case implemented by the Adviser.

 o Asset Allocation Model -- The Adviser utilizes the Strategic Equity Allocation Model of Ibbotson Associates ("Ibbotson") to seek to determine the optimal equity allocations among the following six U.S. equity asset classes: (1) Large-cap Growth stocks, (2) Large-cap Value stocks, (3) Mid-cap Growth stocks, (4) Mid-cap Value stocks, (5) Small-cap Growth stocks and (6) Small-cap Value stocks.

 o Stock Selection Process -- To select the stocks within each of the six U.S. equity asset classes, the Adviser begins with the universe of stocks that Value Line(R) Publishing, Inc. ("Value Line(R)") gives a Timeliness(TM), Safety(TM) or Technical(TM) Ranking of #1 or #2 using the Value Line(R) Ranking Systems. The Adviser then applies a proprietary model to rank the stocks contained in that universe to determine which stocks will be selected for each of six different asset classes. The Adviser then selects the top 25 ranked stocks for each of the six asset classes for a total of approximately 150 stocks in the portfolio.

     Upon commencement of the Fund's investment operations, the Fund will invest in each of the stocks selected through application of the Fund's investment strategy. Thereafter, the Adviser will rebalance the Fund's portfolio on a

                                                  (continued on following page)

                               ------------------

     INVESTING IN COMMON SHARES INVOLVES CERTAIN RISKS. SEE "RISKS" BEGINNING ON PAGE 16.

     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               ------------------

                                                            Per Share    Total
                                                            ---------    -----
Price to Public............................................  $20.00        $
Sales Load (1).............................................  $  .90        $
Estimated Offering Costs (2)...............................  $  .04        $
Proceeds to the Fund.......................................  $19.06        $
                                                       (notes on following page)

-------------------------------------------------------------------------------
THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

--------------------------------------------------------------------------------

                               ------------------

A.G . Edwards & Sons, Inc.                                                             Merrill Lynch & Co.



H&R Block Financial Advisors, Inc.         Dominick & Dominick LLC             Janney Montgomery Scott LLC

KeyBanc Capital Markets                    Legg Mason Wood Walker            Morgan Keegan & Company, Inc.
                                                Incorporated

Quick & Reilly, Inc.                         RBC Capital Markets                           Ryan Beck & Co.



Stifel, Nicolaus & Company                                                     Wells Fargo Securities, LLC
         Incorporated

                               ------------------

                     Prospectus dated         , 2004

(continued from previous page)

semi-annual basis through the reapplication of the Fund's stock selection methodology. In addition, the Fund will adjust the portfolio to reflect changes in the Ibbotson Strategic Equity Asset Allocation Model on an annual basis. On a more frequent basis as it considers appropriate, the Adviser may sell stocks that are no longer within the Value Line(R) universe of #1 and #2 rankings and replace such positions with new stocks within the appropriate equity class through the application of the Adviser's proprietary model. There can be no assurance that the Fund's investment strategy will be successful or that the Fund will achieve its investment objective. See "Prospectus Summary-Investment Objective and Policies" for a complete description of the Fund's investment strategy. See "Appendix A" to this Prospectus for additional information concerning Value Line(R), Ibbotson, the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems and the Ibbotson Strategic Equity Allocation Model.


     The Fund has been approved to list the common shares on the American Stock Exchange, subject to notice of issuance. The trading or "ticker" symbol of the common shares is "FVI."


     The  underwriters expect to deliver the common shares to purchasers on or
about              , 2004. The underwriters named in this Prospectus have the
option to purchase up to                   additional common shares from the
Fund in certain circumstances.

     No Prior Trading History. The Fund is a newly organized, diversified, closed-end management investment company. BECAUSE THE FUND IS NEWLY ORGANIZED, ITS COMMON SHARES HAVE NO HISTORY OF PUBLIC TRADING. SHARES OF CLOSED-END INVESTMENT COMPANIES FREQUENTLY TRADE AT A DISCOUNT FROM THEIR NET ASSET VALUE. THIS RISK MAY BE GREATER FOR INVESTORS WHO EXPECT TO SELL THEIR SHARES IN A RELATIVELY SHORT PERIOD AFTER COMPLETION OF THE PUBLIC OFFERING.

     Investment Adviser. First Trust Advisors L.P. will be the Fund's investment adviser, responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the Fund's assets among the six equity classes and the selection of common stocks within such classes.


     First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately $11.7 billion in assets which it managed or supervised as of March 31, 2004. See the Statement of Additional Information ("SAI") under "Investment Adviser."

     You should read this Prospectus, which contains important information about the Fund, before deciding whether to invest and retain it for future reference. The SAI, dated April 27, 2004, and as it may be supplemented, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may request a free copy of the SAI, the table of contents of which is on page 33 of this Prospectus, by calling (800) 988-5891 or by writing to the Fund, or you may obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission's web site (http://www.sec.gov).


     The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

(notes from previous page)


(1) The Fund has agreed to pay the underwriters $ per common share as a partial reimbursement of expenses incurred in connection with the offering. First Trust Advisors L.P. (not the Fund) will pay certain additional compensation to certain underwriters. See "Underwriting." First Trust Advisors L.P. (not the Fund) will pay A.G. Edwards & Sons, Inc. for corporate finance and consulting services. See "Corporate Finance Services and Consulting Fee and Additional Underwriting Fees." The total amount of the foregoing payments will not exceed 4.5% of the total price to the public of the common shares sold in this offering.


(2) Total expenses of the offering of the common shares of the Fund paid by the Fund (other than sales load, but including the $ per common share reimbursement of underwriter expenses) are estimated to be $ , which represents $0.04 per common share issued. The Adviser has agreed to pay (i) all organizational expenses and (ii) all offering costs of the Fund (other than sales load, but including the reimbursement described above) that exceed $0.04 per common share. To the extent that aggregate offering expenses are less than $0.04 per common share, up to 0.10% of the public offering price of the securities sold in this offering, up to such expense limit, will be paid to First Trust Portfolios, L.P. as reimbursement for the distribution services they provide to the Fund. First Trust Portfolios, L.P. is an affiliate of the Adviser. See "Underwriting."

                               PROSPECTUS SUMMARY

     This summary highlights information contained elsewhere in this Prospectus. This summary does not contain all of the information that you should consider before investing in the Fund's common shares. You should carefully read the entire Prospectus, including the documents incorporated by reference into it, particularly the section entitled "Risks" beginning on page 16.

The Fund.........................   First Trust/Value Line(R) & Ibbotson Equity
                                    Allocation Fund (the "Fund") is a newly
                                    organized, diversified, closed-end
                                    management investment company. The Fund's principal office is located at 1001
                                    Warrenville Road, Suite 300, Lisle, Illinois
                                    60532, and its telephone number is (630)
                                    241-4141.

The Offering.....................   The Fund is offering           common shares
                                    of beneficial interest at $20.00 per share
                                    through a group of underwriters (the
                                    "Underwriters") led by A.G. Edwards & Sons,
                                    Inc. ("A.G. Edwards"). The common shares of
                                    beneficial interest are called "Common
                                    Shares" in this Prospectus. You must
                                    purchase at least 100 Common Shares in this
                                    offering. The Fund has given the
                                    Underwriters an option to purchase up to
                                               additional Common Shares to cover
                                    orders in excess of         Common Shares.
                                    The Fund will not sell more than
                                    $500,000,000 of Common Shares in this
                                    offering (exclusive of any shares sold
                                    pursuant to any exercise of the over-
                                    allotment option of the Underwriters).
                                    See "Underwriting." First Trust Advisors has agreed to pay (i) all organizational expenses and (ii) all offering costs (other than sales load) that exceed $0.04 per Common Share.

Investment Objective
and Policies.....................   The Fund's investment objective is to
                                    provide capital appreciation. The Fund seeks to outperform the Standard & Poor's 500
                                    Composite Stock Price Index (the "S&P 500
                                    Index") by investing in a diversified
                                    portfolio of the common stocks selected
                                    through the application of a disciplined investment strategy implemented by the
                                    Fund's investment adviser, First Trust
                                    Advisors L.P. ("First Trust Advisors" or the
                                    "Adviser"). There can be no assurance that the Fund's investment objective will be achieved.

                                    Under normal market conditions, the Fund will invest substantially all (at least 80%) of its net assets in common stocks that are selected through the application of a top-down asset allocation strategy and a bottom-up stock selection methodology, in each case implemented by the Adviser.

                                    o Asset Allocation Model--The Adviser
                                      utilizes the Strategic Equity Allocation
                                      Model (the "Ibbotson Model") of Ibbotson
                                      Associates ("Ibbotson") to seek to
                                      determine the optimal equity allocations among the following six U.S. equity asset classes: (1) Large-cap Growth stocks, (2) Large-cap Value stocks, (3) Mid-cap Growth stocks, (4) Mid-cap Value stocks, (5) Small-cap Growth stocks and (6) Small-cap Value stocks.

                                    o Stock Selection Process--To select the
                                      stocks within each of the six U.S. equity asset classes, the Adviser begins with the universe of stocks that Value
                                      Line(R)Publishing, Inc. ("Value Line(R)") gives a Timeliness(TM), Safety(TM)or Technical(TM)Ranking of #1 or #2 using the Value Line(R)Ranking Systems as described below. The Adviser then applies a proprietary model to rank the stocks contained in that universe to determine which stocks will be selected for each of six different asset classes. The Adviser then selects the top 25 ranked stocks for each of the six asset classes for a total of approximately 150 stocks in the portfolio.

                                    Upon commencement of the Fund's investment operations, the Fund will invest in each of the stocks selected through the application of the Fund's investment strategy. Thereafter, the Adviser will rebalance the Fund's portfolio on a semi-annual basis through the reapplication of the Fund's stock selection methodology. In addition, the Fund will adjust the portfolio to reflect changes in the Ibbotson Model on an annual basis. On a more frequent basis as it considers appropriate, the Adviser may sell stocks that are no longer within the Value Line(R) universe of #1 or #2 rankings and replace such positions with new stocks within the appropriate equity class through the application of the Adviser's proprietary model. There can be no assurance that the Fund's investment strategy will be successful or that the Fund will achieve its investment objective.

                                    Top-Down Asset Allocation Model. Ibbotson believes that strategic allocation among equity asset classes is the primary determinant of long-term returns for an equity portfolio. In formulating diversified portfolio allocations, Ibbotson employs a statistical technique known as optimization. The goal of optimization is to identify portfolios that maximize return for a given level of risk or minimize risk for a given level of return. Optimization involves forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investment horizon. The Ibbotson Model used by the Adviser for the Fund allocates equities to capitalization and style classes based on the long-term expectations for returns, risk and correlations for the following six U.S. equity asset classes: (1) Large-cap Growth stocks, (2) Large-cap Value stocks, (3) Mid-cap Growth stocks, (4) Mid-cap Value stocks, (5) Small-cap Growth stocks and (6) Small-cap Value stocks.

                                    Bottom-Up Stock Selection Process. To select the stocks within each of the six U.S. equity asset classes, the Adviser begins with the universe of stocks that Value Line(R) gives a Timeliness(TM), Safety(TM) or Technical(TM) Ranking of #1 or #2 using the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems.

                                    o The Value Line(R) Timeliness(TM) Ranking
                                      System. The present Value Line(R)
                                      Timeliness(TM) Ranking System was
                                      introduced in 1965. Each week the Value
                                      Line(R)Timeliness(TM)Ranking System
                                      screens a wide array of data using a
                                      series of proprietary calculations, to
                                      rank each of the approximately 1,700
                                      stocks in the Value Line(R)universe for
                                      expected price performance for the coming six to 12 months. Stocks are ranked from #1 (highest expected price performance) to #5 (lowest expected price performance). At any one time there are 100 stocks ranked #1, 300 ranked #2, approximately 900 ranked #3, approximately 300 ranked #4 and 100 ranked #5. According to reports published by Value Line(R), factors considered in determining the
                                      Timeliness(TM)Rank include (i) earnings
                                      growth; (ii) recent quarterly earnings
                                      performance; and (iii) reporting of
                                      results that are significantly better or worse than market expectations. Value Line(R)combines these and other factors to determine the Timeliness(TM)Rank.

                                    o The Value Line(R) Safety(TM) Ranking
                                      System. The Value Line(R) Safety(TM)
                                      Ranking System was introduced in its
                                      present form in the mid-1960s. According to information published by Value Line(R), the Value Line(R)Safety(TM)rank measures the total risk of a stock relative to the other approximately 1,700 stocks in the Value Line(R) universe and the ranking is derived from two equally weighted measurements, a stock's Price Stability rank and the Financial Strength rating of a company, each of which as determined by Value Line(R). Value Line(R) measures the volatility of each of the stocks in the Value Line(R) universe through means of its Price Stability score. A stock's Price Stability score is based on a ranking of the standard deviation of weekly percent changes in the price of a stock over the last five years. A company's Financial Strength rating is Value Line's(R) measure of the company's financial condition, and is reported on a scale of A++ (highest) to C (lowest). According to Value Line(R), they look at a number of balance sheet and income statement factors in assigning the Financial Strength ratings and assign the highest Financial Strength scores to what Value Line(R) determines to be the largest companies with the strongest balance sheets. Value Line(R) assigns Safety(TM) ranks on a scale from 1 (safest) to 5 (riskiest). The number of stocks in each category from 1 to 5 is not fixed. However, as of March 26, 2004, there were 79 stocks ranked #1 for Safety(TM) and 227 stocks ranked #2 for Safety(TM).

                                    o The Value Line(R) Technical(TM) Ranking
                                      System. The Value Line(R) Technical(TM)
                                      Ranking System was introduced in its
                                      present form in 1984. Each week Value
                                      Line(R) uses a proprietary formula to
                                      predict short-term (three to six month)
                                      future price returns relative to the Value
                                      Line(R) universe of 1,700 stocks. The
                                      rankings of the stocks (from #1 to #5,
                                      with #1 being the highest rank) are the
                                      result of an analysis which relates 10
                                      price trends of different durations for a stock during the past year to the relative price changes of the same stock expected over the succeeding three to six months. As of March 26, 2004, there were 87 stocks ranked #1 for Technical(TM) and 301 stocks ranked #2 for Technical(TM).


                                    The Fund's investment objective is
                                    considered fundamental and may not be
                                    changed without shareholder approval. Unless otherwise stated in this Prospectus or the SAI, the remainder of the Fund's investment policies, including its investment strategy, are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Fund will provide investors with at least 60 days prior notice of any change in the Fund's investment strategy. The Fund cannot assure you that it will achieve its investment objective. See "The Fund's Investments" and "Risks" in this Prospectus and "Investment Policies and Techniques" in the Fund's SAI.


Investment Adviser...............   First Trust Advisors will be the Fund's
                                    investment adviser, responsible for
                                    implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the Fund's assets among the six equity classes and the selection of common stocks within such classes. First Trust Advisors, a registered investment adviser, is an Illinois limited partnership formed in 1991.


                                    First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately $11.7 billion in assets which it managed or supervised as of March 31, 2004.


                                    First Trust Advisors will receive an annual fee, payable monthly, equal to 0.65% of the Fund's average daily net assets. For more information on fees and expenses, including fees attributable to Common Shares, see "Management of the Fund."

Distributions....................   Dividends from common stocks and income from
                                    other investments are the Fund's main
                                    sources of net investment income. The Fund may realize capital gains or losses when it sells its portfolio securities, depending on whether the sales prices for the securities are higher or lower than the purchase prices. The Fund's present policy, which may be changed at any time by the Fund's Board of Trustees, is to distribute at least semi-annually all, or substantially all, of this net investment income as dividends to shareholders. The Fund distributes any net capital gains to shareholders as capital gain dividends at least annually.

                                    Dividends paid on the Common Shares derived from "qualified dividend income" (dividends received by the Fund from domestic and certain foreign corporations) may qualify for reduced income tax rates applicable to long-term capital gains, provided certain holding period and other requirements are met by the Fund and the individuals who own the Common Shares. Generally, dividends received by the Fund with respect to shares issued by real estate investment trusts ("REITs") and certain domestic and foreign securities will not be considered "qualified dividend income," and will therefore not be eligible for such reduced tax rate. The Fund cannot assure you as to what percentage of the dividends paid on the Common Shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

                                    Unless you elect to receive cash
                                    distributions, your distributions of net investment income and capital gains dividends will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan. See "Distributions" and "Dividend Reinvestment Plan."

                                    Distributions by the Fund of its net
                                    investment income and of any net capital gains, whether paid in cash or in additional Common Shares, will be taken into account in measuring the performance of the Fund with respect to its investment objective.


Listing..........................   The Fund has been approved to list the
                                    Common Shares on the American Stock
                                    Exchange, subject to notice of issuance. The trading or "ticker" symbol of the Common Shares is "FVI."

Corporate Finance Services
and Consulting Agent.............   A.G. Edwards will serve as corporate finance
                                    services and consulting agent. See
                                    "Corporate Finance Services and Consulting
                                    Fee and Additional Underwriting Fees."

Custodian, Administrator
and Transfer Agent ..............   PFPC Trust Company will serve as custodian,
                                    and PFPC Inc. will serve as administrator, fund accountant and transfer agent for the Fund. See "Custodian, Administrator and
                                    Transfer Agent."


Closed-End Structure.............   Closed-end funds differ from open-end
                                    management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.

                                    Shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund.

                                    The foregoing factors may result in the
                                    market price of the Common Shares being
                                    greater than, less than or equal to net
                                    asset value. The Board of Trustees has
                                    reviewed the structure of the Fund in light of its investment objective and policies and has determined that the closed- end structure is in the best interests of the shareholders. As described in this Prospectus, however, the Board of Trustees may review periodically the trading range and activity of the Fund's shares with respect to its net asset value and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at net asset value or the possible conversion of the Fund to an open-end mutual fund. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Share. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company. See "Structure of the Fund; Common Share Repurchases and Change in Fund Structure."

Special Risk
Considerations...................   No Operating History. The Fund is a newly
                                    organized, diversified, closed-end
                                    management investment company with no
                                    history of operations.

                                    Investment Strategy Risk. Under normal
                                    market conditions, the Fund will invest
                                    substantially all (at least 80%) of its net assets in common stocks that are selected through the application of a disciplined top-down asset allocation strategy and a bottom-up stock selection methodology, in each case implemented by the Adviser. The Fund's investment strategy utilizes the Ibbotson Model to determine equity asset class weightings and is applied to the universe of stocks which Value Line(R) gives a Timeliness(TM), Safety(TM) or Technical(TM) ranking of #1 or #2 in the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems. This investment strategy is a long-term strategy which may underperform relative to its benchmark, the S&P 500 Index, in certain years, or for multiple years. The Adviser believes, however, that over the long-term, through various market cycles, the investment strategy will provide comparable or better results than its benchmark. The types of stocks that are selected through application of the Fund's investment strategy can be expected to change over time. Particular risks may be elevated during periods in which the Fund's investment strategy dictates higher levels of investment in particular types of stocks.

                                    The Fund will be managed according to a
                                    disciplined investment strategy, which
                                    dictates to a certain extent when portfolio transactions will occur. The investment strategy was developed, in part, by the Adviser through the retroactive application of the Fund's investment strategy to prior historical periods with the benefit of hindsight. The Adviser has not managed or supervised accounts which employ strategies substantially similar to the Fund's investment strategy. Following the Fund's investment strategy may result in the purchase and sale of stocks in a relatively short period of time. In addition, other investors may pursue strategies involving such securities or may seek to anticipate the Fund's purchase or sale of such securities by purchasing or selling such securities ahead of the Fund's purchase or sale orders. This may amplify normal market fluctuations in the value of such securities and in the case of securities with a less active trading market, may cause market distortions. As a result, the Fund may incur additional costs resulting from its implementation of the investment strategy in a short period of time. In addition, certain of the securities selected through application of the Fund's investment strategy may be less liquid than other securities. For such securities, the period of time over which the Fund will buy or sell such securities may be extended. In addition, certain tax or trade execution implications may, in certain circumstances, also extend the time over which the Fund will buy or sell certain securities.

                                    Investment and Market Risk. An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund, substantially all of which are traded on a national securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

                                    Common Stock Risk. The Fund will have
                                    significant exposure to common stocks.
                                    Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and in recent years have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stocks prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

                                    Industry and Sector Risk. The Fund may
                                    invest a substantial portion of its assets in the securities of issuers in any single industry or sector of the economy if the companies selected through application of the Fund's investment strategy result in such a focus. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. Based upon the composition of the stocks selected by applying the Fund's investment strategy as of March 26, 2004, if the Fund was operating and pursuing its investment strategy, no single industry would represent 25% or more of the Fund's net assets. However, changes in the composition of the stocks selected through the application of the Fund's investment strategy going forward would be reflected by changes in the Fund's portfolio, and the Fund's portfolio could be weighted more than 25% in one or more industries.

                                    Dividend Risk. Dividends on common stock are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the common stocks in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. As described further in "Tax Matters," "qualified dividend income" received by the Fund, except as noted below, will generally be eligible for the reduced tax rate applicable to such dividends under the "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"). Unless subsequent legislation is enacted, the reduction to tax rates as set forth in the Tax Act will expire for taxable years beginning on or after January 1, 2009. The Fund cannot assure you as to what percentage of the dividends paid on the Common Shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

                                    Portfolio Turnover Risk. The Adviser will rebalance the Fund's portfolio on a semi-annual basis through application of the Fund's stock selection methodology. In addition, on a more frequent basis as it considers appropriate, the Adviser may sell stocks that are no longer within the Value Line(R) universe of #1 and #2 rankings and replace such positions with new stocks within the appropriate equity class through the application of the Adviser's proprietary model. The Fund may engage in portfolio trading as dictated by its investment strategy, regardless of any income tax consequences to shareholders. The Fund cannot accurately predict its annual portfolio turnover rate. Additionally, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Fund's investment strategy so dictates. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See "Tax Matters."


                                    Non-U.S. Securities Risk. In following its investment strategy, the Fund may invest a portion of its assets in the securities of issuers domiciled in jurisdictions other than the United States and such stocks may be denominated in currencies other than the U.S. dollar. Based upon information published by Value Line(R), as of April 26, 2004, 131 of the stocks in the Value Line(R) universe were issued by companies domiciled outside the United States or were denominated in a currency other than the U.S. dollar. Of the 131 foreign stocks in the Value Line(R) universe as of April 26, 2004, 26 foreign stocks were ranked #1 or #2 for Timeliness(TM), Safety(TM) or Technical(TM). These securities are either in the form of American Depositary Receipts ("ADRs") or are directly listed on either a U.S. securities exchange or a Canadian securities exchange. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including:
                                    (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S., due to blockage of foreign currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return.

                                    Market Disruption Risk. The terrorist
                                    attacks in the United States on September
                                    11, 2001 had a disruptive effect on the
                                    securities markets. United States military and related action in Iraq is ongoing and events in the Middle East could have significant adverse effects on the U.S. economy and the stock market. The Fund cannot predict the effects of similar events in the future on the U.S. economy.

                                    Anti-Takeover Provisions. The Fund's
                                    Declaration of Trust (the "Declaration") includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust" and
                                    "Risks-Anti-Takeover Provisions."

                                    Tax Risk. The Fund's portfolio of common stocks will be selected through the application of a disciplined investment strategy. There can be no assurance as to the percentage of dividends on the Common Shares that will qualify for taxation as "qualified dividend income" and thus be eligible for taxation at the favorable rates applicable to long-term capital gains.

                            SUMMARY OF FUND EXPENSES

     The Annual Expenses table below shows Fund expenses as a percentage of net assets attributable to Common Shares.

SHAREHOLDER TRANSACTION EXPENSES:
Sales Load Paid by You (as a percentage of offering price) .................................. 4.50%
Offering Expenses Borne by the Fund (as a percentage of offering price)(1)................... 0.20%
Dividend Reinvestment Plan Fees.............................................................. None(2)

                                                                                            Percentage of
                                                                                             Net Assets

ANNUAL EXPENSES:                                                                            -------------
Management Fees .............................................................................  0.65%
Other Expenses...............................................................................  0.55%(3)
Total Annual Expenses........................................................................  1.20%
                                                                                              ======

---------

(1) First Trust Advisors has contractually agreed to pay (i) all organizational expenses of the Fund and (ii) all offering costs (other than sales load) that exceed $0.04 per Common Share.

(2) You will pay brokerage charges if you direct PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), to sell your Common Shares held in a dividend reinvestment account.


(3) Other expenses are based on estimated amounts for the Fund's first year of operations. Other expenses include licensing fees which are calculated based on gross daily assets and which, pursuant to license agreements, the Fund will pay (directly or indirectly) to Value Line(R) and Ibbotson Associates for the use of certain trademarks and trade names of Value Line(R) Inc. and Ibbotson Associates and for the use of the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems and the Ibbotson Model.


     The purpose of the table above is to help you understand all fees and expenses that you, as a shareholder of Common Shares, would bear directly or indirectly. See "Management of the Fund" and "Dividend Reinvestment Plan."


     The following example illustrates the expenses (including the sales load of $45 and estimated offering expenses of this offering of $2) that you would pay on a $1,000 investment in Common Shares, assuming (1) total annual expenses of 1.2% of net assets and (2) a 5% annual return:(1)

         1 Year            3 Years          5 Years           10 Years
         ------            -------          -------           --------
           $58               $83             $109              $183


     The example should not be considered a representation of future expenses. Actual expenses may be higher or lower.

-----------
(1) The example assumes that the estimated Other Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested into additional Common Shares at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

                                    THE FUND

     The Fund is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund was organized as a Massachusetts business trust on February 20, 2004, pursuant to a Declaration of Trust governed by the laws of the Commonwealth of Massachusetts. As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, and its telephone number is (630) 241-4141.

                                 USE OF PROCEEDS

     The net proceeds of the offering of Common Shares will be approximately $
($      if the Underwriters exercise the over-allotment option in full) after payment of the estimated organizational and offering costs. First Trust Advisors has agreed to pay (i) all organizational expenses and (ii) all offering costs (other than sales load) that exceed $0.04 per Common Share. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as stated below. The Fund expects it will be able to invest substantially all of the net proceeds in common stocks that meet the investment objective and policies within seven days after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in cash or cash equivalents.

                             THE FUND'S INVESTMENTS

Investment Objective and Policies

     The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the S&P 500 Index by investing in a diversified portfolio of the common stocks selected through the application of a disciplined investment strategy. There can be no assurance that the Fund's investment objective will be achieved.

     Under normal market conditions, the Fund will invest substantially all (at least 80%) of its net assets in common stocks that are selected through the application of a top-down asset allocation strategy and a bottom-up stock selection methodology, in each case implemented by the Adviser. There can be no assurance that the Fund's investment strategy will be successful.

     For a more complete discussion of the Fund's initial portfolio composition, see Appendix A.

     The Fund cannot change its investment objective without the approval of the holders of a "majority of the outstanding" Common Shares. When used with respect to particular shares of the Fund, a "majority of the outstanding" shares means
(i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

Investment Philosophy and Process

     First Trust Advisors L.P.

     Investment Philosophy. First Trust Advisors is responsible for implementing the overall strategy, including the allocation and periodic reallocation of the Fund's net assets among the common stocks in which the Fund invests. In this capacity, First Trust Advisors will seek to invest the Fund's net assets in the common stocks of companies selected through the application of the Fund's investment strategy.

     Investment Strategy. The Fund seeks to accomplish its objective by, under normal market conditions, investing substantially all (at least 80%) of its net assets in common stocks that are selected through the application of a top-down asset allocation strategy and a bottom-up stock selection methodology, in each case implemented by the Adviser.

     o Asset Allocation Model--The Adviser utilizes the Ibbotson Model to seek to determine the optimal equity allocations among the following six U.S. equity asset classes: (1) Large-cap Growth stocks, (2) Large-cap Value stocks, (3) Mid-cap Growth stocks, (4) Mid-cap Value stocks, (5) Small-cap Growth stocks and (6) Small-cap Value stocks.

     o Stock Selection Process--To select the stocks within each of the six U.S. equity asset classes, the Adviser begins with the universe of stocks that Value Line(R) gives a Timeliness(TM), Safety(TM) or Technical(TM) Ranking of #1 or #2 using the Value Line(R)Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems described below. The Adviser then applies a proprietary model to rank the stocks contained in that universe to determine which stocks will be selected for each of six different asset classes. The proprietary model takes various factors into account for each stock, such as change in return on assets, price to book, price to cash flow, change in assets and trailing three-month price appreciation. The Adviser also considers the impact of portfolio turnover on performance. The Adviser then selects the top 25 ranked stocks for each of the six asset classes for a total of approximately 150 stocks in the portfolio.

     Upon commencement of the Fund's investment operations, the Fund will invest in each of the stocks selected through application of the Fund's investment strategy. Thereafter, the Adviser will rebalance the Fund's portfolio on a semi-annual basis through the reapplication of the Fund's stock selection methodology. In addition, the Fund will adjust the portfolio to reflect changes in the Ibbotson Model on an annual basis. On a more frequent basis as it considers appropriate, the Adviser may sell stocks that are no longer within the Value Line(R) universe of #1 or #2 rankings and replace such positions with new stocks within the appropriate equity class through the application of the Adviser's proprietary model. There can be no assurance that the Fund's investment strategy will be successful or that the Fund will achieve its investment objective.

     Top-Down Asset Allocation Model. Ibbotson believes that strategic allocation among equity asset classes is the primary determinant of long-term returns for an equity portfolio. In formulating diversified portfolio allocations, Ibbotson employs a statistical technique known as optimization. The goal of optimization is to identify portfolios that maximize return for a given level of risk or minimize risk for a given level of return. Optimization involves forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investment horizon. The Ibbotson Model used by the Adviser for the Fund allocates equities to capitalization and style classes based on the long-term expectations for returns, risk and correlations for the following six U.S. equity asset classes: (1) Large-cap Growth stocks, (2) Large-cap Value stocks, (3) Mid-cap Growth stocks, (4) Mid-cap Value stocks, (5) Small-cap Growth stocks and (6) Small-cap Value stocks.

     Bottom-Up Stock Selection Process. To select the stocks within each of the six U.S. equity asset classes, the Adviser begins with the universe of stocks that Value Line(R) gives a Timeliness(TM), Safety(TM) or Technical(TM) Ranking of #1 or #2 using the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems.

     o The Value Line(R) Timeliness(TM) Ranking System.

       The present Value Line(R) Timeliness(TM) Ranking System was introduced in 1965. Each week the Value Line(R) Timeliness(TM) Ranking System screens a wide array of data using a series of proprietary calculations, to rank each of the approximately 1,700 stocks in the Value Line(R) universe for expected price performance for the coming six to 12 months. Stocks are ranked from #1 (highest expected price performance) to #5 (lowest expected price performance). At any one time there are 100 stocks ranked #1, 300 ranked #2, approximately 900 ranked #3, approximately 300 ranked #4 and 100 ranked #5.

       According to reports published by Value Line(R), the most important factor in determining the Timeliness(TM) Rank is earnings growth. Other factors considered, according to Value Line(R), include: (i) a company's earnings growth over the past ten years in relation to the stock's recent price performance relative to all of the approximately 1,700 stocks in the Value Line(R) universe; (ii) a company's recent quarterly earnings performance; and (iii) a company's reporting of results that are significantly better or worse than market expectations. Value Line(R) combines these and other factors to determine the Timeliness(TM) Rank.

     o The Value Line(R) Safety(TM) Ranking System.

       The Value Line(R) Safety(TM) Ranking System was introduced in its present form in the mid-1960s. Each week Value Line(R) assigns a Safety(TM) rank to each of the approximately 1,700 stocks in the Value Line(R) universe. According to information published by Value Line(R), the Value Line(R) Safety(TM) rank measures the total risk of a stock relative to the other stocks in the Value Line(R) universe. According to information published by Value Line(R), the Value Line(R) Safety(TM) rank is determined as follows. The Value Line(R) Safety(TM) rank is derived from two equally weighted measurements, a stock's Price Stability rank and the Financial Strength rating of a company, each of which as determined by Value Line(R).

       Value Line(R) measures the volatility of each of the stocks in the Value Line(R) universe through means of its Price Stability score. A stock's Price Stability score is based on a ranking of the standard deviation of weekly percent changes in the price of a stock over the last five years. Standard deviation is the measure of dispersion of historical returns around a mean rate of return, and a lower standard deviation indicates less volatility. To determine standard deviation, each week Value Line(R) compares the common stock prices of each of the companies in the Value Line(R) universe to their prices as of the previous week. Value Line(R) performs this calculation for each weekly period over the previous five years and based on these calculations determines the standard deviation over this five year period of each stock in the Value Line(R) universe. Based on the standard deviations scores, Value Line(R) places each of the companies in the Value Line(R) universe into 20 separate groups consisting of an approximately equal number of companies. Value Line(R) reports Price Stability on a scale of 100 (highest) to 5 (lowest) in increments of 5. Stocks which receive a Price Stability rank of 100 by Value Line(R) represent the 5% of the companies in the Value Line(R) universe with the lowest standard deviation whereas stocks which receive a Price Stability rank of 5 represent the 5% of the companies in the Value Line(R) universe with the highest standard deviation. For example, as of August 2003, the standard deviation over the past five years for the common stock of International Business Machines is 5.26. According to Value Line(R), based on this standard deviation International Business Machines received a Price Stability rank of 70.

       A company's Financial Strength rating is Value Line's(R) measure of the company's financial condition, and is reported on a scale of A++ (highest) to C (lowest). According to Value Line(R), it looks at a number of balance sheet and income statement factors in assigning the Financial Strength ratings. These include, but are not limited to, a company's long-term debt to total capital ratio, short-term debt, the amount of cash on hand, the level of net income, the level and growth of sales over time, and the consistency of sales, profits, and returns on capital and equity over an extended timeframe. Value Line(R) also looks at the type of industry a company is in, a company's position and performance within an industry, and the cyclicality of an industry. Finally, Value Line(R) considers a company's share price movement. According to Value Line(R), sharp declines in price in a short period of time (especially in a relatively stable equity market environment) can signal a future financial reversal while a rising stock price with no takeover news may be a sign of improving fundamentals. Based upon the foregoing, Value Line(R) assigns the highest Financial Strength scores to what Value Line(R) determines to be the largest companies with the strongest balance sheets.

       Value Line(R) assigns Safety(TM) ranks on a scale from 1 (safest) to 5 (riskiest). The number of stocks in each category from 1 to 5 is not fixed. However, as of March 26, 2004, there were 79 stocks ranked #1 for Safety(TM) and 227 stocks ranked #2 for Safety.(TM) According to information published by Value Line(R), stocks ranked #1 (Highest) for Safety(TM), as a group, are (in Value Line's(R) opinion) the safest, most stable, and least risky investments relative to the Value Line(R) universe, which accounts for about 95% of the market volume of all stocks in the U.S., and stocks ranked #2 (Above Average) for Safety(TM), as a group, are safer and less risky than most.

     o The Value Line(R) Technical(TM) Ranking System.

       The Value Line(R) Technical(TM) Ranking System was introduced in its present form in 1984. As with the Safety(TM) and Timeliness(TM) Ranking Systems, each week Value Line(R) uses a proprietary formula to predict short-term (three to six month) future price returns relative to the Value Line(R) universe of 1,700 stocks. The rankings of the stocks (from #1 to #5, with #1 being the highest rank) are the result of an analysis which relates 10 price trends of different durations for a stock during the past year to the relative price changes of the same stock expected over the succeeding three to six months. As of March 26, 2004, there were 87 stocks ranked #1 for Technical(TM) and 301 stocks ranked #2 for Technical(TM).

     Please see Appendix A to this Prospectus for additional information regarding Value Line(R), Ibbotson, the Value Line(R) and Ibbotson License Agreements, Value Line(R) General Disclaimers and First Trust/Value Line(R) & Ibbotson Equity Allocation Fund Strategy Stocks.

Portfolio Composition


     The Fund's portfolio will be composed principally of the following investments. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's portfolio investments are contained in the SAI.

     Common Stocks. The Fund intends to invest substantially all, but in no event less than 80%, of its net assets in common stocks. Common stock generally represents an equity ownership interest in an issuer. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and in recent years have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.


     Non-U.S. Securities. Certain of the companies whose stocks are within the approximately 1,700-stock Value Line(R) universe may be domiciled in jurisdictions other than the United States and such stocks may be denominated in currencies other than the U.S. dollar. Based upon information published by Value Line(R), as of April 26, 2004, 131 of the stocks in the Value Line(R) universe were issued by companies domiciled outside the United States or were denominated in a currency other than the U.S. dollar. Of the 131 foreign stocks in the Value Line(R) universe as of April 26, 2004, 26 foreign stocks were ranked #1 or #2 for Timeliness(TM), Safety(TM) or Technical.(TM) These securities are either in the form of ADRs or are directly listed on either a U.S. securities exchange or a Canadian securities exchange. To the extent any such stock is selected through application of the Fund's investment strategy, the Fund will invest in such stocks.


     Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period. During the period during which the net proceeds of the offering of Common Shares are being invested, or during periods in which the Adviser determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its net assets in cash or cash equivalents. The Adviser's determination that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund's investment strategy is extremely limited or absent. In such a case, shares of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objective.

Investment Practices


     Hedging Transactions. The Fund may use derivatives or other transactions for the purpose of hedging the Fund's exposure to an increase in the price of a security prior to its anticipated purchase or a decrease in the price of a security prior to its anticipated sale. Such hedging transactions are commonly referred to as "anticipatory hedges." These anticipatory hedges are expected to be entered into only in limited circumstances and are not a principal strategy of the Fund. The specific derivative instruments to be used, or other transactions to be entered into, for such hedging purposes may include options on common stock, stock-related future contracts, foreign currency forward contracts, swap agreements and related instruments. Some, but not all, of the derivative instruments may be traded on an exchange. The positions in derivatives will be marked-to-market daily at the closing price established on the exchange or at a fair value. If market quotes are unavailable, the Board of Trustees will value these securities by using such method as the Board of Trustees shall determine in good faith to reflect their fair market value, as described in "Net Asset Value." The Fund will use derivatives or other transactions described in this paragraph solely for non- speculative purposes. See "Risks-Hedging Risk" in the Prospectus and "Other Investment Policies and Techniques" in the Fund's SAI for further information on hedging transactions.


     As an anticipatory hedge shifts, the Fund may purchase put and call options on stock or other securities. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option or its equivalent from the writer of the option at the stated exercise price. As a holder of a put option, the Fund will have the right to sell the securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the securities underlying the option, in each case at their exercise price at any time prior to the option's expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires.

     Lending of Portfolio Securities. The Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities, if, in the Adviser's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including: (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

     Portfolio Turnover. The Fund may engage in portfolio trading as dictated by its investment strategy, regardless of any income tax consequences to shareholders. The Fund cannot accurately predict its annual portfolio turnover rate. However, based on a historical analysis of the Fund's investment strategy over the past eight years, the annual turnover rate for the Fund's investment strategy should be less than 200%. There is no assurance that the Fund's actual annual turnover rate will be comparable. The Fund's investment strategy will be applied, and the portfolio will be adjusted and rebalanced, semi-annually in an attempt to avoid the higher transaction costs that would occur if the portfolio were adjusted and rebalanced more regularly. There are, however, no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Fund's investment strategy so dictates. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See "Tax Matters."


                                      RISKS

No Operating History

     The Fund is a newly organized, diversified, closed-end management investment company and has no operating history.

Market Discount From Net Asset Value

     Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund's net asset value could decrease as a result of its investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. The net asset value of the Common Shares will be reduced immediately following the offering as a result of the payment of certain offering costs. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of the Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be determined by factors such as relative supply of and demand for the Common Shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above net asset value or at, below or above the initial public offering price.

Investment Strategy Risk

     Under normal market conditions, the Fund will invest substantially all (at least 80%) of its net assets in common stocks that are selected through the application of a disciplined top-down asset allocation strategy and a bottom-up stock selection methodology, in each case implemented by the Adviser. The Fund's investment strategy utilizes the Ibbotson Model to determine equity asset class weightings and is applied to the universe of stocks which Value Line(R) gives a Timeliness(TM), Safety(TM) or Technical(TM) ranking of #1 or #2 in the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems. This investment strategy is a long-term strategy which may underperform relative to its benchmark, the S&P 500 Index, in certain years, or for multiple years. The Adviser believes, however, that over the long-term through various market cycles the investment strategy will provide comparable or better results than its benchmark. The types of stocks that are selected through application of the Fund's investment strategy can be expected to change over time. In pursuing its investment strategy, the Fund may generally do so without regard to tax and brokerage consequences. Particular risks may be elevated during periods in which the Fund's investment strategy dictates higher levels of investment in particular types of stocks. The Fund will be managed according to a disciplined investment strategy, which dictates to a certain extent when portfolio transactions will occur. The investment strategy was developed, in part, by the Adviser through the retroactive application of the Fund's investment strategy to prior historical periods with the benefit of hindsight. The Adviser has not managed or supervised accounts which employ strategies substantially similar to the Fund's investment strategy. Following the Fund's investment strategy may result in the purchase and sale of stocks in a relatively short period of time. In addition, other investors may pursue strategies involving such securities or may seek to anticipate the Fund's purchase or sale of such securities by purchasing or selling such securities ahead of the Fund's purchase or sale orders. This may amplify normal market fluctuations in the value of such securities and in the case of securities with a less active trading market, may cause market distortions. As a result, the Fund may incur additional costs resulting from its implementation of the investment strategy in a short period of time. In addition, certain of the securities selected through application of the Fund's investment strategy may be less liquid than other securities. For such securities, the period of time over which the Fund will buy or sell such securities may be extended. In addition, certain tax or trade execution implications may, in certain circumstances, also extend the time over which the Fund will buy or sell certain securities.

Investment and Market Risk

     An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund, substantially all of which are traded on a national securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

     Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk

     The Fund will have significant exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and in recent years have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stocks prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Industry and Sector Risk

     The Fund may invest a substantial portion of its assets in the securities of issuers in any single industry or sector of the economy if the companies selected through application of the Fund's investment strategy result in such a focus. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. Based upon the composition of the stocks selected by applying the Fund's investment strategy as of March 26, 2004, if the Fund was operating and pursuing its investment strategy, no single industry would represent 25% or more of the Fund's net assets. However, changes in the composition of the stocks selected through application of the Fund's investment strategy going forward would be reflected by changes in the Fund's portfolio, and the Fund's portfolio could be weighted more than 25% in one or more industries.

Dividend Risk

     Dividends on common stocks are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the common stocks in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. As described further in "Tax Matters," "qualified dividend income" received by the Fund, except as noted below, will generally be eligible for the reduced tax rate applicable to such dividends under the Tax Act. Unless subsequent legislation is enacted, the reduction to tax rates as set forth in the Tax Act will expire for taxable years beginning on or after January 1, 2009. Dividends received by the Fund from REIT shares and certain foreign securities generally will not be considered "qualified dividend income" which is eligible for the reduced tax rate. Therefore it is possible that, depending upon the composition of the stocks in the Fund's portfolio after application of the Fund's investment strategy, a significant portion of the Fund's distributions will not constitute "qualified dividend income" eligible for the reduced tax rate. The Fund cannot assure you as to what percentage of the dividends paid on the Common Shares, if any, will consist of "qualified dividend income" or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

Portfolio Turnover Risk

     The Adviser will rebalance the Fund's portfolio on a semi-annual basis through application of the Fund's stock selection methodology. On a more frequent basis as it considers appropriate, the Adviser may sell stocks that are no longer within the Value Line(R) universe and replace such positions with new stocks within the appropriate equity class through the application of the Adviser's proprietary model. The Fund may engage in portfolio trading as dictated by its investment strategy, regardless of any income tax consequences to shareholders. The Fund cannot accurately predict its annual portfolio turnover rate. However, based on a historical analysis of the Fund's investment strategy over the past eight years, the annual turnover rate for the Fund's investment strategy should be less than 200%. There is no assurance that the Fund's actual annual turnover rate will be comparable. The Fund's investment strategy will be applied, and the portfolio will be adjusted and rebalanced, semi-annually in an attempt to avoid the higher transaction costs that would occur if the portfolio were adjusted and rebalanced more regularly. Additionally, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Fund's investment strategy so dictates. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short- term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See "Tax Matters."

Non-U.S. Securities Risk


     Certain of the companies whose stocks are within the approximately 1,700-stock Value Line(R) universe may be domiciled in jurisdictions other than the United States and such stocks may be denominated in currencies other than the U.S. dollar. Based upon information published by Value Line(R), as of April 26, 2004, 131 of the stocks in the Value Line(R) universe were issued by companies domiciled outside the United States or were denominated in a currency other than the U.S. dollar. Of the 131 foreign stocks in the Value Line(R) universe as of April 26, 2004, 26 foreign stocks were ranked #1 or #2 for Timeliness(TM), Safety(TM) or Technical(TM). These securities are either in the form of ADRs or are directly listed on either a U.S. securities exchange or a Canadian securities exchange. To the extent any such stock is selected through the application of the Fund's investment strategy, the Fund may invest in such stocks. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including the following:
(i) less publicly available information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile than the U.S. market, meaning that in a changing market, the Adviser may not be able to sell the Fund's portfolio securities at times, in amounts and at prices it considers reasonable; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S., due to blockage of foreign currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return. The economies and social and political climate in individual countries may differ unfavorably from those of the United States. Non-U.S. economies may have less favorable rates of growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Unanticipated political and social developments may also affect the values of the Fund's investments and the availability to the Fund of additional investments in such countries.


Illiquid Securities Risk

     The stocks that comprise Value Line's(R) universe for its Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems are publicly traded securities. However, certain public securities, particularly securities of smaller capitalized or less seasoned issuers, may from time to time lack an active secondary market and may be subject to more abrupt or erratic price movements than securities of larger, more established companies or stock market averages in general. In the absence of an active secondary market, the Fund's ability to purchase or sell such securities at a fair price may be impaired or delayed.

License Risk

     First Trust Advisors has entered into non-exclusive license agreements with Value Line(R) Publishing, Inc. and Ibbotson Associates which allow for the use by the Adviser of the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems and certain trademarks and trade names of Value Line(R) Publishing, Inc. and Ibbotson Associates, respectively. The Fund is a sub-licensee to the agreement with Value Line(R) Publishing, Inc. The license agreements may be terminated in certain events or may not be renewed, either of which could adversely affect the Fund's ability to pursue its investment strategy. In the event that the license agreements are not renewed or are terminated, the Board of Trustees of the Fund will consider all appropriate courses of action including requesting shareholder approval to change the Fund's investment objective and/or fundamental investment policy or termination of the Fund.

Tax Risk

     The Fund's portfolio of common stocks will be selected through the application of a disciplined investment strategy. There can be no assurance as to the percentage of dividends on the Common Shares that will qualify for taxation as "qualified dividend income" and thus be eligible for taxation at the favorable rates applicable to long-term capital gains.

Hedging Risk


     The Fund may use derivatives or other transactions for the purpose of hedging the Fund's exposure to an increase in the price of a security prior to its anticipated purchase or a decrease in the price of a security prior to its anticipated sale. There may be an imperfect correlation between the Fund's portfolio holdings and such derivatives, which may prevent the Fund from achieving the intended consequences of the applicable transaction or expose the Fund to risk of loss. In addition, the Fund's success in using hedging instruments is subject to the Adviser's ability to predict correctly changes in the relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance that the Adviser's judgment in this respect will be accurate. Further, the Fund's use of derivatives or other transactions to reduce risk involves costs. In addition, no assurance can be given that the Fund will enter into hedging transactions at times or under circumstances in which it would be advisable to do so. The Fund may be subject to credit risk with respect to the counterparties to certain derivative agreements entered into by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Consequently, the use of hedging transactions might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings. See "The Fund's Investments - Investment Practices - Hedging Transactions" in this Prospectus and "Other Investment Policies and Techniques - Hedging Strategies" in the Fund's SAI. The Fund will use derivatives or other transactions described above solely for purposes of hedging.


Market Disruption Risk

     The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. United States military and related action in Iraq is ongoing and events in the Middle East could have significant adverse effects on the U.S. economy and the stock market. The Fund cannot predict the effects of similar events in the future on the U.S. economy.

Inflation Risk

     Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline.

Certain Affiliations

     Certain broker-dealers may be considered to be affiliated persons of the Fund or First Trust Advisors. Absent an exemption from the Securities and Exchange Commission or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers, and its ability to utilize affiliated brokers for agency transactions, is subject to restrictions. This could limit the Fund's ability to engage in securities transactions and take advantage of market opportunities. In addition, unless and until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate.

Anti-Takeover Provisions

     The Fund's Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust."


                             MANAGEMENT OF THE FUND

Trustees and Officers


     The Board of Trustees is responsible for the management of the Fund, including supervision of the duties performed by the Adviser. The names and business addresses of the trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

Investment Adviser

     First Trust Advisors will be responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the Fund's assets among the six equity classes and the selection of common stocks within such classes. First Trust Advisors also is responsible for managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.


     First Trust Advisors, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund and is responsible for managing the Fund's net assets. First Trust Advisors serves as investment adviser or portfolio supervisor to investment portfolios with approximately $11.7 billion in assets which it managed or supervised as of March 31, 2004.


     First Trust Advisors, a registered investment adviser, is an Illinois limited partnership formed in 1991 and an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. First Trust Advisors is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker/dealer services through their interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.


     There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a committee in accordance with the Fund's investment strategy. For additional information concerning First Trust Advisors, including a description of the services provided, see the SAI.


Investment Management Agreement

     Pursuant to an investment management agreement (the "Investment Management Agreement") between First Trust Advisors and the Fund, the Fund has agreed to pay for the services and facilities provided by First Trust Advisors an annual management fee, payable on a monthly basis, equal to 0.65% of average daily net assets.

     In addition to the fee of First Trust Advisors, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with First Trust Advisors), custodian, transfer agency, administrative, accounting and dividend disbursing expenses, legal fees, sub-licensing fee, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.


                                 NET ASSET VALUE

     The Fund will determine the net asset value of its shares daily, as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). Net asset value is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

     For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on any exchange other than NASDAQ National Market are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities admitted to trade on the NASDAQ National Market are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

     Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Fixed income securities maturing within 60 days are valued by the Fund on an amortized cost basis. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. The value of any portfolio security held by the Fund for which reliable market quotations are not readily available, including illiquid securities, or if a valuation is deemed inappropriate, will be determined by the Board of Trustees or its designee in a manner that most fairly reflects fair market value of the security on the valuation date.

     Any derivative transaction that the Fund enters into may, depending on the applicable market environment, have a positive or negative value for purposes of calculating net asset value. Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges are valued by calculating the mean between the last bid and asked quotation supplied to a pricing service by certain independent dealers in such contracts. Any option transaction that the Fund enters into may, depending on the applicable market environment, have no value or a positive value. Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded.


                                  DISTRIBUTIONS

     Dividends from common stocks and income from any other investments are the Fund's main sources of net investment income. The Fund may realize capital gains or losses when it sells its portfolio securities, depending on whether the sales prices for the securities are higher or lower than purchase prices. The Fund's present policy, which may be changed at any time by the Fund's Board of Trustees, is to distribute at least semi-annually all, or substantially all, of this net investment income as dividends to shareholders. Dividends paid on the Common Shares consisting of "qualified dividend income" (income from domestic and certain corporations) may qualify for reduced income tax rates applicable to long-term capital gains, provided certain holding period and other requirements are met by the Fund and the individuals who own the Common Shares. Generally, dividends received by the Fund from REIT shares and certain foreign securities will not be considered "qualified dividend income" and will therefore not be eligible for reduced tax rates. See "Tax Matters." Unless you elect to receive cash distributions, your distributions of net investment income will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan.

     The Fund may realize capital gains or losses when it sells securities, depending on whether the sales prices for the securities are higher or lower than purchase prices. The Fund distributes any net capital gains to shareholders as capital gain dividends at least annually. As in the case of dividends, capital gain dividends will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless you elect to receive them in cash. See "Dividend Reinvestment Plan."

     Distributions by the Fund of its net investment income and of any net capital gains, whether paid in cash or in additional Common Shares, will be taken into account in measuring the performance of the Fund with respect to its investment objective.


                           DIVIDEND REINVESTMENT PLAN

     If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan, unless you elect to receive cash distributions, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by the Plan Agent, PFPC Inc., in additional Common Shares under the Dividend Reinvestment Plan (the "Plan"). If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

     If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

     You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

     The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

     There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

     Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. See "Tax Matters."

     If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

     The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.


                              DESCRIPTION OF SHARES

Common Shares

     The Declaration authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust," non-assessable, and currently have no preemptive or conversion rights (except as may otherwise be determined by the Trustees in their sole discretion) or rights to cumulative voting.


     The Fund has been approved to list the Common Shares on the American Stock Exchange, subject to notice of issuance. The trading or "ticker" symbol of the Common Shares is "FVI." The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.


     The Fund's net asset value per share generally increases when common stock prices increase, and decreases when common stock prices decrease. Net asset value will be reduced immediately following the offering by the amount of the sales load and offering expenses paid by the Fund. First Trust Advisors has agreed to pay (i) all organizational expenses and (ii) all offering costs (other than sales load) that exceed $0.04 per Common Share. See "Use of Proceeds."

     Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Fund have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Structure of the Fund; Common Share Repurchases and Change in Fund Structure."


                 CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

     Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund solely by reason of being or having been a shareholder of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.


     The Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. Generally, the Declaration requires a vote by holders of at least two-thirds of the Common Shares, except as described below and in the Declaration, to authorize: (1) a conversion of the Fund from a closed-end to an open-end investment company; (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (subject to a limited exception if the acquiring fund is not an operating entity immediately prior to the transaction);
(3) a sale, lease or exchange of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities, in connection with the termination of the Fund, and other limited circumstances set forth in the Declaration); (4) in certain circumstances, a termination of the Fund; (5) a removal of Trustees by shareholders; or (6) certain transactions in which a Principal Shareholder (as defined in the Declaration) is a party to the transaction. However, with respect to (1) through (3), if such transaction has already been authorized by the affirmative vote of two-thirds of the trustees, then the affirmative vote of the majority of the outstanding voting securities, as defined in the 1940 Act, as amended (a "Majority Shareholder Vote"), is required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law or any agreement between the Fund and any national securities exchange. Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization, exchange of shares or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the Common Shares outstanding and entitled to vote. See the SAI under "Certain Provisions in the Declaration of Trust."


     The provisions of the Declaration described above could have the effect of depriving the shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

     Reference should be made to the Declaration on file with the Securities and Exchange Commission for the full text of these provisions.


                 STRUCTURE OF THE FUND; COMMON SHARE REPURCHASES
                          AND CHANGE IN FUND STRUCTURE

Closed-End Structure

     Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.

     Shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to net asset value. The Board of Trustees has reviewed the structure of the Fund in light of its investment objective and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described below, however, the Board of Trustees will review periodically the trading range and activity of the Fund's shares with respect to its net asset value and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at net asset value or the possible conversion of the Fund to an open-end mutual fund. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Common Share. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company.

Repurchase of Common Shares and Tender Offers

     In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees, in consultation with the Adviser and any corporate finance services and consulting agent that the Adviser may retain, from time to time will review possible actions to reduce any such discount. The Board of Trustees of the Fund has adopted a policy to consider on a quarterly basis the commencement of open market repurchases of and/or tender offers for the Common Shares to seek to reduce any significant market discount (e.g., 10% or more) from net asset value that may develop and continue for a significant period of time (e.g., 12 weeks or more). After any consideration of potential actions to seek to reduce any significant market discount, the Board may, subject to its fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Board of Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Board of Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions.

     There can be no assurance that repurchases of Common Shares or tender offers, if any, will cause the Common Shares to trade at a price equal to or in excess of their net asset value. Nevertheless, the possibility that a portion of the Fund's outstanding Common Shares may be the subject of repurchases or tender offers may reduce the spread between market price and net asset value that might otherwise exist. In the opinion of the Fund, sellers may be less inclined to accept a significant discount in the sale of their Common Shares if they have a reasonable expectation of being able to receive a price of net asset value for a portion of their Common Shares in conjunction with an announced repurchase program or tender offer for the Common Shares.

     Although the Board of Trustees believes that repurchases or tender offers generally would have a favorable effect on the market price of the Common Shares, the acquisition of Common Shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio. Because of the nature of the Fund's investment objective, policies and portfolio, the Adviser does not anticipate that repurchases of Common Shares or tender offers should interfere with the ability of the Fund to manage its investments in order to seek its investment objective, and does not anticipate any material difficulty in borrowing money or disposing of portfolio securities to consummate repurchases of or tender offers for Common Shares, although no assurance can be given that this will be the case.

Conversion to Open-End Fund

     The Fund may be converted to an open-end investment company at any time if approved by the holders of two-thirds of the Fund's shares outstanding and entitled to vote; provided, however, that such vote shall be by Majority Shareholder Vote if the action in question was previously approved by the affirmative vote of two-thirds of the Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law or any agreement between the Fund and any national securities exchange. In the event of conversion, the Common Shares would cease to be listed on the American Stock Exchange or other national securities exchange or market system. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at net asset value plus a sales load.


                                   TAX MATTERS

     The following discussion of federal income tax matters is based on the advice of Chapman and Cutler LLP, counsel to the Fund.


     This section and the discussion in the SAI summarize the material U.S. federal income tax consequences of purchasing, owning and selling shares of the Fund. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, possibly with retroactive effects, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not address your state, local or foreign taxes. This summary assumes that you hold your Common Shares as capital assets (generally, assets held for investment). Investors should consult their own tax advisors regarding the particular tax consequences to them of investing in the Fund.


Fund Status

     The Fund intends to elect and to qualify annually as a "regulated investment company" under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions

     Fund distributions are generally taxable to you. After the end of each year, you will receive a tax statement that separates your Fund's distributions into two categories, ordinary income dividends and capital gain dividends. Ordinary income distributions are generally taxed at ordinary tax rates, but, as further discussed below, under the Tax Act, certain ordinary income dividends received from the Fund may be taxed at reduced tax rates equal to those applicable to net capital gains. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you to the extent of your tax basis in your Common Shares. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction

     A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction generally is not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

If You Sell Shares

     If you sell your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the sale transaction. Your tax basis in your Common Shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

Taxation of Capital Gains and Losses and Certain Ordinary Income Dividends

     Under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. Higher tax rates will apply after 2008 unless further legislative action is taken by Congress. However, special effective date provisions are set forth in the Tax Act.

      Capital gain with respect to assets held for more than one year that is considered "unrecaptured Section 1250 gain" (which may be the case, for example, with some capital gains attributable to REITs) is taxed at a maximum tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gain dividend, if any, may be subject to the 25% tax rate will be made based on regulations prescribed by the United States Treasury.

     Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as the rates applicable to ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

     Pursuant to the Tax Act, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the reduced rates that apply to net capital gain (as discussed above), but only if certain holding period and other requirements are satisfied and the dividends are attributable to qualified dividend income received by the Fund itself. Certain dividends received by the Fund from REITs and foreign corporations are not qualified dividend income eligible for this lower tax rate and therefore it is possible that, depending upon the composition of the stocks in the Fund's portfolio after application of the Fund's investment strategy, a significant portion of the Fund's distributions will not constitute qualified dividend income eligible for the reduced tax rate. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. Higher tax rates will apply after 2008, unless further legislative action is taken by Congress. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the reduced capital gains tax rates.

Backup Withholding

     The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to a shareholder who fails to provide the Fund with his or her correct taxpayer identification number or to make required certifications, or who has been notified by the Internal Revenue Service that he or she is subject to backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, if any, or refunded to the shareholder provided that the required information is furnished to the Internal Revenue Service.

                                  UNDERWRITING


     The underwriters named below (the "Underwriters"), acting through A.G. Edwards & Sons, Inc., as lead manager ("A.G. Edwards") and Merrill Lynch, Pierce, Fenner & Smith Incorporated; H&R Block Financial Advisors, Inc.; Dominick & Dominick LLC; Janney Montgomery Scott LLC; KeyBanc Capital Markets, a division of McDonald Investments Inc.; Legg Mason Wood Walker, Incorporated; Morgan Keegan & Company, Inc.; Quick & Reilly, Inc.; RBC Dain Rauscher Inc.; Ryan Beck & Co.; Stifel, Nicolaus & Company, Incorporated; and Wells Fargo Securities, LLC, as their representatives (including A.G. Edwards, the "Representatives"), have severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Fund and First Trust Advisors (the "Underwriting Agreement"), to purchase from the Fund the number of Common Shares set forth below opposite their respective names.


Underwriters                                                             Shares
-------------                                                            ------

A.G. Edwards & Sons, Inc. .............................................
Merrill Lynch, Pierce, Fenner & Smith
             Incorporated .............................................
H&R Block Financial Advisors, Inc. ....................................
Dominick & Dominick LLC ...............................................
Janney Montgomery Scott LLC ...........................................
KeyBanc Capital Markets, a division of McDonald Investments Inc. ......
Legg Mason Wood Walker, Incorporated ..................................
Morgan Keegan & Company, Inc...........................................
Quick & Reilly, Inc. ..................................................
RBC Dain Rauscher Inc. ................................................
Ryan Beck & Co. .......................................................
Stifel, Nicolaus & Company, Incorporated ..............................
Wells Fargo Securities, LLC ...........................................
                                                                        --------
     Total.............................................................
                                                                        ========


     The Underwriting Agreement provides that the obligations of the Underwriters are subject to certain conditions, including the absence of any materially adverse change in the Fund's business and the receipt of certain certificates, opinions and letters from the Fund and the Fund's attorneys and independent accountants. The nature of the Underwriters' obligation is such that they are committed to purchase all Common Shares offered hereby if they purchase any of the Common Shares.

     The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to an aggregate of additional Common Shares to cover over-allotments, if any, at the initial offering price. The Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the Common Shares offered hereby. The Fund will not sell more than $500,000,000 worth of Common Shares in this offering (exclusive of any shares sold pursuant to any exercise of the over-allotment option of the Underwriters). To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Common Shares proportionate to such Underwriter's initial commitment.

     The Representatives have advised the Fund that the Underwriters propose to offer some of the Common Shares directly to investors at the offering price of $20.00 per Common Share, and may offer some of the Common Shares to certain
dealers at the offering price less a concession not in excess of $    per Common
Share, and such dealers may reallow a concession not in excess of $   per Common
Share on sales to certain other dealers. The Fund has agreed to pay the
Underwriters up to $    in partial reimbursement of their expenses (including
certain legal expenses). The Common Shares are offered by the Underwriters, subject to prior sale, when, as and if delivered to and accepted by the Underwriters, and subject to their right to reject orders in whole or in part.

     The Fund will pay its Common Share offering costs up to and including $0.04 per Common Share. First Trust Advisors has agreed to pay (i) all of the Fund's organizational costs and (ii) all of the Common Share offering costs (other than sales load) that exceed $0.04 per Common Share. To the extent that aggregate offering expenses are less than $0.04 per Common Share, up to 0.10% of the public offering price of the securities sold in this offering, up to such expense limit, will be paid to First Trust Portfolios, L.P. as reimbursement for the distribution services they provide to the Fund (the "Contingent Reimbursement Amount"). First Trust Portfolios, L.P. is an affiliate of the Adviser.


     The Fund has been approved to list the Common Shares on the American Stock Exchange, subject to notice of issuance. The trading or "ticker" symbol of the Common Shares is "FVI." In order to meet the requirements for listing the Common Shares on the American Stock Exchange, the Underwriters have undertaken to sell lots of 100 or more Common Shares to a minimum of 2,000 beneficial owners. The minimum investment requirement is 100 Common Shares ($2,000). Prior to this offering, there has been no public market for the Common Shares or any other securities of the Fund. Consequently, the offering price for the Common Shares was determined by negotiation among the Fund and the Representatives.


     The Fund and First Trust Advisors have each agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act.

     The Fund has agreed not to offer or sell any additional Common Shares of the Fund, other than as contemplated by this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.

     The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may so act while they are Underwriters.

     Until the distribution of Common Shares is completed, rules of the SEC may limit the ability of the Underwriters and certain selling group members to bid for and purchase the Common Shares. As an exception to these rules, the Underwriters are permitted to engage in certain transactions that stabilize the price of the Common Shares. Such transactions may consist of short sales, stabilizing transactions and purchases to cover positions created by short sales. Short sales involve the sale by the Underwriters of a greater number of Common Shares than they are required to purchase in the offering. Stabilizing transactions consist of certain bids or purchases made for the purpose of preventing or retarding a decline in the market price of the Common Shares while the offering is in progress.

     The Underwriters also may impose a penalty bid. This occurs when a particular Underwriter repays to the other Underwriters all or a portion of the underwriting discount received by it because the Representatives have repurchased shares sold by or for the account of such Underwriter in stabilizing or short covering transactions.

     These activities by the Underwriters may stabilize, maintain or otherwise affect the market price of the Common Shares. As a result, the price of the Common Shares may be higher than the price that otherwise might exist in the open market. If these activities are commenced, they may be discontinued by the Underwriters without notice at any time. These transactions may be effected on the American Stock Exchange or otherwise.


     As described below under "Corporate Finance Services and Consulting Fee and Additional Underwriting Fees," A.G. Edwards will provide the corporate finance and consulting services described below (the "Services") pursuant to an agreement with First Trust Advisors (the "Services Agreement") and will be entitled to receive the fees (the "Service Fees") described below.


     First Trust Advisors (and not the Fund) will pay to certain Underwriters or other participants in the offering and distribution of the Common Shares ("Distribution Participants") a quarterly sales incentive fee (the "Sales Incentive Fee") at an annual rate of up to 0.15% of the Fund's average daily net assets attributable to the Common Shares sold by such Distribution Participant. The Sales Incentive Fee paid to any Distribution Participant will not exceed % of the offering price of the Common Shares. It is not anticipated that such Distribution Participant would be obligated to provide shareholder or other services comparable to the Services under the Services Agreement. As described above, First Trust Portfolios L.P., an affiliate of the Fund and the Adviser, will provide distribution assistance in connection with the sale of the Common Shares of the Fund, and may receive from the Fund an amount as reimbursement for related expenses up to the Contingent Reimbursement Amount, which will not exceed 0.10% of the total price to the public of the Common Shares sold in this offering. First Trust Portfolios L.P. is a registered broker-dealer and a member of the National Association of Securities Dealers ("NASD") and is a party to the underwriting agreement.

     The total amount of the Sales Incentive Fees, the Contingent Reimbursement Amount, the partial reimbursement of the expenses of the Underwriters, and the Service Fees will not exceed 4.5% of the total price to the public of the Common Shares sold in this offering. The sum total of all compensation to Underwriters in connection with the public offering of Common Shares, including sales load and all forms of additional compensation to Underwriters, will be limited to 9.0% of the total price to the public of the Common Shares sold in this offering.

     The address of the lead managing underwriter is: A.G. Edwards & Sons, Inc., One North Jefferson Avenue, St. Louis, Missouri 63103. The address of First Trust Portfolios, L.P. is 1001 Warrenville Road, Lisle, Illinois 60532.



                CORPORATE FINANCE SERVICES AND CONSULTING FEE AND
                          ADDITIONAL UNDERWRITING FEES

     As described above, the Fund has agreed to pay the Underwriters up to $ in partial reimbursement of their expenses (including certain legal expenses). In addition, the Fund has agreed to pay the Contingent Reimbursement Amount to First Trust Portfolios, L.P., and Distribution Participants will receive from First Trust Advisors the Sales Incentive Fee.


      First Trust Advisors (and not the Fund) has also entered into a Corporate Finance Services and Consulting Agreement with A.G. Edwards and has agreed to pay from its own assets a fee to A.G. Edwards. This fee will be payable quarterly at the annual rate of 0.15% of the Fund's average daily net assets and will be payable only so long as the Investment Management Agreement remains in effect between the Fund and First Trust Advisors or any successor in interest or affiliate of First Trust Advisors, as and to the extent that such Investment Management Agreement is renewed or continued periodically in accordance with the 1940 Act. Pursuant to the Corporate Finance Services and Consulting Agreement, A.G. Edwards will: (i) provide relevant information, studies or reports regarding general trends in the closed-end investment company and asset management industries, if reasonably obtainable, and consult with representatives of First Trust Advisors in connection therewith; (ii) at the request of First Trust Advisors, provide certain economic research and statistical information and reports, if reasonably obtainable, on behalf of First Trust Advisors or the Fund and consult with representatives of First Trust Advisors or the Fund, and/or Trustees of the Fund in connection therewith, which information and reports shall include: (a) statistical and financial market information with respect to the Fund's market performance; and (b) comparative information regarding the Fund and other closed-end management investment companies with respect to (x) the net asset value of their respective shares (as made publicly available by the Fund and such investment companies), (y) the respective market performance of the Fund and such other companies, and (z) other relevant performance indicators; and (iii) provide First Trust Advisors with such other services in connection with the Common Shares relating to the trading price and market price thereof upon which First Trust Advisors and A.G. Edwards shall, from time to time, agree, including after-market services designed to maintain the visibility of the Fund in the market. Under current interpretations of the NASD staff in effect on the date of this Prospectus, the
amounts paid as Service Fees will not exceed    % of the offering price of the
Common Shares. Such interpretations are subject to subsequent change.



                   CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT


     The custodian of the assets of the Fund is PFPC Trust Company ("Custodian"), 301 Bellevue Parkway, Wilmington, Delaware 19809. The Fund's transfer, shareholder services and dividend paying agent is PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809. Pursuant to an Administration and Accounting Services Agreement, PFPC Inc. also provides certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent public accountant providing such accountant with various audit-related information with respect to the Fund; and providing other continuous accounting and administrative services. As compensation for administrative and accounting services, the Fund has agreed to pay PFPC Inc. an annual fee, calculated daily and payable on a monthly basis, of 0.10% of the Fund's average net assets, subject to decrease with respect to additional Fund net assets.

                                 LEGAL OPINIONS

     Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Chapman and Cutler LLP, Chicago, Illinois, and for the Underwriters by Skadden, Arps, Slate, Meagher & Flom LLP, Chicago, Illinois. Chapman and Cutler LLP may rely as to certain matters of Massachusetts law on the opinion of Bingham McCutchen LLP.

                            TABLE OF CONTENTS FOR THE
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           ----
Use of Proceeds .........................................................    1
Investment Objective ....................................................    1
Investment Policies and Techniques ......................................    3
Investment Risks-- Equity Securities ....................................    6
Other Investment Policies and Techniques ................................    9
Licensing Arrangements with Value Line Publishing, Inc. .................   19
Licensing Arrangements with Ibbotson Associates .........................   21
Management of the Fund ..................................................   22
Investment Adviser ......................................................   26
Portfolio Transactions and Brokerage ....................................   29
Distributions ...........................................................   31
Description of Shares ...................................................   31
Certain Provisions in the Declaration of Trust ..........................   33
Repurchase of Fund Shares; Conversion to Open-End Fund ..................   35
Tax Matters .............................................................   38
Performance Related and Comparative Information .........................   43
Experts .................................................................   46
Custodian, Administrator and Transfer Agent .............................   46
Independent Auditors ....................................................   46
Additional Information ..................................................   46
Report of Independent Auditors ..........................................   48
Financial Statements ....................................................   49
Appendix A-- Ratings of Investments .....................................  A-1

                                                                     Appendix A

     ADDITIONAL INFORMATION REGARDING VALUE LINE(R) AND IBBOTSON ASSOCIATES;
          THE VALUE LINE(R) AND IBBOTSON ASSOCIATES LICENSE AGREEMENTS;
                     VALUE LINE(R) GENERAL DISCLAIMERS; AND
   FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND STRATEGY STOCKS


Value Line(R)

     Value Line(R), Inc., founded in 1931, is known for The Value Line Investment Survey(R), a widely used independent investment service. The Value Line Investment Survey(R) is a comprehensive source of information, covering approximately 1,700 stocks, more than 90 industries, the overall stock market and the economy. According to information published by Value Line(R), when selecting stocks for the Value Line(R) Investment Survey, Value Line's(R) stated primary goal is to choose issues that will be of most interest to their subscribers. In this regard, Value Line(R) has stated that it looks for actively traded stocks, with reasonably large market capitalizations. Value Line(R) has stated that it also attempts to provide broad industry coverage and will add stocks in industries that they think are underrepresented or that are in new industries that they have not previously followed. According to information published by Value Line(R), the companies selected for the Value Line(R) Investment Survey are chosen based on the following criteria: (i) market capitalization should be at least $400 million; (ii) the stock should trade for at least $10 per share at the time of selection; (iii) the stock's float must be more than 10 million shares.

     The present Value Line(R) Timeliness(TM) Ranking System was introduced in 1965. Each week the Value Line(R) Timeliness(TM) Ranking System screens a wide array of data using a series of proprietary calculations, to rank each of the approximately 1,700 stocks in the Value Line(R) universe for expected price performance for the coming 6 to 12 months. Stocks are ranked from #1 (highest expected price performance) to #5 (lowest expected price performance). At any one time there are 100 stocks ranked #1, 300 ranked #2, approximately 900 ranked #3, approximately 300 ranked #4 and 100 ranked #5.

     According to reports published by Value Line(R), the most important factor in determining the Timeliness(TM) Rank is earnings growth. Other factors considered, according to Value Line(R), include: (i) a company's earnings growth over the past ten years in relation to the stock's recent price performance relative to all of the approximately 1,700 stocks in the Value Line(R) universe;
(ii) a company's recent quarterly earnings performance; and (iii) a company's reporting of results that are significantly better or worse than market expectations. Value Line(R) combines these and other factors to determine the Timeliness(TM) Rank.

     The Value Line(R) Safety(TM) Ranking System was introduced in its present form in the mid-1960s. Each week Value Line(R) assigns a Safety(TM) rank to each of the approximately 1,700 stocks in the Value Line(R) universe. According to information published by Value Line(R), the Value Line(R) Safety(TM) rank measures the total risk of a stock relative to the other stocks in the Value Line(R) universe. According to information published by Value Line(R), the Value Line(R) Safety(TM) rank is determined as follows. The Value Line(R) Safety(TM) rank is derived from two equally weighted measurements, a stock's Price Stability rank and the Financial Strength rating of a company, each of which as determined by Value Line(R). Value Line(R) measures the volatility of each of the stocks in the Value Line(R) universe through means of its Price Stability score. A stock's Price Stability score is based on a ranking of the standard deviation of weekly percent changes in the price of a stock over the last five years. Standard deviation is the measure of dispersion of historical returns around a mean rate of return, and a lower standard deviation indicates less volatility. To determine standard deviation, each week Value Line(R) compares the common stock prices of each of the companies in the Value Line(R) universe to their prices as of the previous week. Value Line(R) performs this calculation for each weekly period over the previous five years and based on these calculations determines the standard deviation over this five year period of each stock in the Value Line(R) universe. Based on the standard deviations scores, Value Line(R) places each of the companies in the Value Line(R) universe into 20 separate groups consisting of an approximately equal number of companies. Value Line(R) reports Price Stability on a scale of 100 (highest) to 5 (lowest) in increments of 5. Stocks which receive a Price Stability rank of 100 by Value Line(R) represent the 5% of the companies in the Value Line(R) universe with the lowest standard deviation whereas stocks which receive a Price Stability rank of 5 represent the 5% of the companies in the Value Line(R)


Page A-1



universe with the highest standard deviation. For example, as of August 2003, the standard deviation over the past five years for the common stock of International Business Machines is 5.26. According to Value Line(R), based on this standard deviation International Business Machines received a Price Stability rank of 70. A company's Financial Strength rating is a measure of the company's financial condition, and is reported on a scale of A++ (highest) to C (lowest). According to Value Line(R), they look at a number of balance sheet and income statement factors in assigning the Financial Strength ratings. These include, but are not limited to, a company's long-term debt to total capital ratio, short-term debt, the amount of cash on hand, the level of net income, the level and growth of sales over time, and the consistency of sales, profits, and returns on capital and equity over an extended timeframe. Value Line(R) also looks at the type of industry a company is in, a company's position and performance within an industry, and the cyclicality of an industry. Finally, Value Line(R) considers a company's share price action. According to Value Line(R), sharp declines in price in a short period of time (especially in a relatively stable equity market environment) can signal a future financial reversal, while a rising stock price with no takeover news may be a sign of improving fundamentals. Based upon the foregoing, Value Line(R) assigns the highest Financial Strength scores to what Value Line(R) determines to be the largest companies with the strongest balance sheets.

     Value Line(R) assigns Safety(TM) ranks on a scale from 1 (safest) to 5 (riskiest). The number of stocks in each category from 1 to 5 is not fixed. However, as of March 26, 2004, there were 79 stocks ranked #1 for Safety(TM) and 227 stocks ranked #2 for Safety.(TM) According to information published by Value Line(R), stocks ranked #1 (Highest) for Safety(TM), as a group, are (in Value Line's(R) opinion) the safest, most stable, and least risky investments relative to the Value Line(R) universe, which accounts for about 95% of the market volume of all stocks in the U.S., and stocks ranked #2 (Above Average) for Safety(TM), as a group, are safer and less risky than most.

     The Value Line(R) Technical(TM) Ranking System was introduced in its present form in 1984. As with the Safety(TM) and Timeliness(TM) Ranking Systems, each week Value Line(R) uses a proprietary formula to predict short-term (three to six month) future price returns relative to the Value Line(R) universe of 1,700 stocks. The rankings of the stocks (from #1 to #5, with #1 being the highest rank) are the result of an analysis which relates 10 price trends of different durations for a stock during the past year to the relative price changes of the same stock expected over the succeeding three to six months. As of March 26, 2004, there were 87 stocks ranked #1 for Technical(TM) and 301 stocks ranked #2 for Technical(TM).

Ibbotson Associates

     Ibbotson Associates, headquartered in Chicago, opened its doors in 1977 to bridge the gap between modern financial theory and real world investment practice. Professor Roger G. Ibbotson, the company founder and Chairman, pioneered collecting the requisite data used in asset allocation and in quantifying the benefits of diversification. The firm is a leading global authority on asset allocation providing products and services to help investment professionals manage and retain assets using proprietary quantitative risk/reward measurements. The firm continues to provide solutions to investment and finance problems for a diverse set of markets. Ibbotson Associates fills a growing need in the finance industry as a single-source provider of investment knowledge, expertise, and technology. Ibbotson Associates has played an integral role in the advancement of asset allocation. Its expertise and real-world applications have made Ibbotson a premier provider of asset allocation investment management services for international and domestic institutional portfolios.

     Ibbotson's mission is to provide asset allocation, investment management services, analytical and wealth forecasting software, and educational services to help enhance working solutions for clients. Ibbotson Associates' consulting services include asset allocation design, back-testing of portfolio strategies, mutual fund analysis, assessment of investor risk tolerance, employee training, structuring and education for retirement plans, and client-specific research. Ibbotson Associates' products include client presentation materials, computer-based training, and asset allocation software tools.

     In formulating diversified portfolios, Ibbotson Associates employs a statistical technique known as optimization. The goal of optimization is to identify portfolios that maximize return for a given level of risk or minimize risk for a given level of return. Optimization requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon. Appropriate employment of optimization as a tool also involves applying qualitative reasoning, including sensitivity analysis, assessment of probability distributions and reconciliation with investor utility and sentiment.


Page A-2


     Ibbotson Associates will make available to the Adviser the Ibbotson Model, using the following asset classes; U.S. large-cap growth stocks, U.S. large-cap value stocks, U.S. mid-cap growth stocks, U.S. mid-cap value stocks, U.S. small-cap growth stocks, and U.S. small-cap value stocks. The Ibbotson Model for the Fund will recommend to the Adviser percentage weightings for each equity asset class and will be reviewed annually by Ibbotson Associates.

Value Line(R) License Agreement


     First Trust Advisors has entered into a non-exclusive license agreement with Value Line(R) Publishing, Inc. which allows for the use by First Trust Advisors of the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems and certain trademarks and trade names of Value Line(R) Publishing, Inc. The Fund is a sub-licensee to this license agreement. In exchange, Value Line(R) Publishing, Inc. will receive an annual fee, payable on a quarterly basis, equal to 3.75 basis points per calendar quarter or 15 basis points per year of the Fund's gross daily assets during such time. This license fee will be paid by the Fund to First Trust Advisors who will in turn pay Value Line(R) Publishing, Inc. The terms of the license agreement provide that it shall continue in effect for a term of one year and will be automatically renewed for successive one year terms unless either party elects not to renew the agreement. The license agreement may also be terminated prior to its expiration by either party: (i) upon 90 days prior written notice for any reason and at any time during the term of the license agreement; (ii) upon 30 days prior written notice if the other party breaches any term of the license agreement and fails to cure such breach within that 30 day notice period; or
(iii) immediately by Value Line(R) upon written notice to First Trust Advisors upon the institution by or against First Trust Advisors of any insolvency, receivership or bankruptcy proceedings or upon First Trust Advisors' dissolution or ceasing to do business, any breach by First Trust Advisors or its sub-licensee of their obligations or warranties under specific sections of the license agreement, any fraudulent conduct or material misrepresentation by First Trust Advisors regarding the Fund, any alleged or instituted administrative action or suit by the SEC, NASD or any other regulatory or administrative, federal or state agency for First Trust Advisors' violation of any rule, regulation or statute, or a change in control of First Trust Advisors. In the event that the license agreement is not renewed or is terminated, the Board of Trustees of the Fund will consider all appropriate courses of action including requesting shareholder approval to change the Fund's investment objective and/or fundamental investment policy or termination of the Fund.


Ibbotson License Agreement


     First Trust Advisors has entered into a non-exclusive Licensing and Services Agreement and a related work order ("Agreement") with Ibbotson Associates, Inc. ("Ibbotson") which allows for the use by First Trust Advisors of the Ibbotson name for inclusion in the name of the Fund and in connection with the promotion, offering, operation and marketing of the Fund (the "License"). Ibbotson is willing to License to First Trust Advisors and the Fund a non-exclusive right to use the Ibbotson name and to perform such services under the terms of the Agreement. In exchange, Ibbotson will receive an annual fee, payable quarterly, based upon the aggregate assets under management in the Fund. The annual fee will be 0.05% of all assets under management of the Fund, with a minimum annual fee of $50,000 for services rendered. The terms of the Agreement provide that it shall remain in effect for a minimum of twenty-four
(24) months from the date of execution of the Agreement unless terminated earlier in accordance with the terms of the Agreement. During the initial term of the Agreement, it can only be terminated for cause. After the initial term, either party may terminate the Agreement (i) with or without cause, by providing the other party with sixty (60) days prior written notice; or (ii) in the event of a material breach of the Agreement, after written notice of the breach and a ten-day cure period, immediately by providing the other party with written notice of termination. Either party may also terminate the Agreement upon written notice to the other party in the event any of the following occurs with respect to the party: (i) it is dissolved or its existence is terminated; (ii) it becomes insolvent or bankrupt or admits in writing its inability to pay debts as they mature, or makes an assignment for the benefit of creditors; (iii) it makes a voluntary assignment or transfer of all or substantially all of its property; (iv) it has a custodian, trustee, or receiver appointed for it, or for all or substantially all of its property; or (v) it has bankruptcy, reorganization arrangements, insolvency or liquidation proceedings or other proceedings for relief under any bankruptcy or similar law for relief of debtors, instituted by or against it, and if instituted against it, any of the foregoing is allowed or consented to by the party. Additionally, the Agreement may be terminated at any time as follows: (i) First Trust Advisors may terminate the Agreement in the event that the Fund is terminated pursuant to a resolution


Page A-3


of the Board of Trustees for the Fund; (ii) First Trust Advisors may terminate the Agreement in the event that the Board of Trustees for the Fund terminates First Trust Advisors as the investment adviser to the Fund; or (iii) Ibbotson may terminate the Agreement in the event that there is imposed upon Ibbotson any taxes as defined in the Agreement that are in excess of 1% of the annual fee received by Ibbotson pursuant to the Agreement.


Value Line(R) General Disclaimers

     Value Line(R) Publishing, Inc.'s ("VLPI") only relationship to First Trust Advisors L.P. is VLPI's licensing to First Trust Advisors L.P. of certain VLPI trademarks and trade names and the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems (the "Systems"), which is composed by VLPI without regard to First Trust Advisors L.P., the Fund or any investor. VLPI has no obligations to take the needs of First Trust Advisors L.P. or any investor in the Fund into consideration in composing the Systems. The Fund results may differ from the hypothetical or published results of the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Fund or the timing of the issuance for sale of the Fund or in the calculation of the equation by which the Fund is to be converted into cash. VLPI MAKES NO WARRANTY CONCERNING THE SYSTEMS, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEMS OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEMS WILL MEET ANY REQUIREMENTS OR THAT THEY WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEMS. VLPI HAS NO OBLIGATION OR LIABILITY
(I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUND; OR
(II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS FUND, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE FUND.

     "VALUE LINE," "THE VALUE LINE INVESTMENT SURVEY," "THE VALUE LINE SAFETY RANKING SYSTEM," "THE VALUE LINE TIMELINESS RANKING SYSTEM" AND "THE VALUE LINE TECHNICAL RANKING SYSTEM" ARE REGISTERED TRADEMARKS OF VALUE LINE, INC. OR VALUE LINE PUBLISHING, INC. THAT ARE LICENSED TO FIRST TRUST ADVISORS L.P. THIS FUND IS NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING, INC., VALUE LINE, INC. OR VALUE LINE SECURITIES, INC. FIRST TRUST ADVISORS L.P. IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.


Page A-4


First Trust/Value Line(R) & Ibbotson Equity Allocation Fund Strategy Stocks (as of __________, 2004)

     Set forth below are the names of the issuers of the common stocks selected through the application of the Fund's investment strategy, as of __________, 2004, [the last Friday of the month preceding the date of this Prospectus.] As provided in this Prospectus, each semi-annual period, the Fund will make portfolio adjustments to match any changes that are required through such later application of the Fund's investment strategy. In addition, the portfolio may be adjusted on a more frequent basis in certain circumstances. Accordingly, the issuers of the common stocks that will be held in the Fund's portfolio after the date of this Prospectus are expected to change from the list of issuers set forth below, which list is provided for information purposes only.

Company Name              Company Name                   Company Name
------------              ------------                   ------------

































Page A-5














                     This page is intentionally left blank.




Page A-6


================================================================================

     You should rely only on the information contained or incorporated by reference in this Prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of these securities in any state where the offer is not permitted.

                             ----------------------

                                TABLE OF CONTENTS

                                                                  Page
Prospectus Summary .............................................    3
Summary of Fund Expenses .......................................   11
The Fund .......................................................   12
Use of Proceeds ................................................   12
The Fund's Investments .........................................   12
Risks ..........................................................   16
Management of the Fund .........................................   20
Net Asset Value ................................................   21
Distributions ..................................................   21
Dividend Reinvestment Plan .....................................   22
Description of Shares ..........................................   23
Certain Provisions in the Declaration of Trust .................   23
Structure of the Fund; Common Share
   Repurchases and Change in Fund Structure.....................   24
Tax Matters.....................................................   26
Underwriting ...................................................   29
Corporate Finance Services and Consulting
   Fee and Additional Underwriting Fees.........................   31
Custodian, Administrator and Transfer Agent ....................   31
Legal Opinions .................................................   32
Table of Contents for the Statement of
   Additional Information ......................................   33
Appendix A......................................................  A-1

                             ----------------------

     Until , 2004 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.


                                            Shares

                                  First Trust/
                 Value Line(R) & Ibbotson Equity Allocation Fund

                                  Common Shares

                                   ----------
                                   PROSPECTUS
                                   ----------


                           A. G. Edwards & Sons, Inc.

                               Merrill Lynch & Co.

                       H&R Block Financial Advisors, Inc.

                             Dominick & Dominick LLC

                           Janney Montgomery Scott LLC

                             KeyBanc Capital Markets

                             Legg Mason Wood Walker
                                  Incorporated

                          Morgan Keegan & Company, Inc.

                              Quick & Reilly, Inc.

                               RBC Capital Markets

                                 Ryan Beck & Co.

                           Stifel, Nicolaus & Company
                                  Incorporated

                           Wells Fargo Securities, LLC




                                             , 2004

================================================================================


Back Cover




                   SUBJECT TO COMPLETION, DATED APRIL 27, 2004


        The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and offer or sale is not permitted.



           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                       STATEMENT OF ADDITIONAL INFORMATION


        First Trust/Value Line(R) & Ibbotson Equity Allocation Fund (the "Fund") is a newly organized, diversified closed-end management investment company.

        This Statement of Additional Information relating to common shares of beneficial interest of the Fund ("Common Shares") is not a prospectus, but should be read in conjunction with the Fund's Prospectus relating thereto dated [_________ __], 2004 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares. Investors should obtain and read the Fund's Prospectus prior to purchasing such shares. A copy of the Fund's Prospectus may be obtained without charge by calling (800) 988-5891. You may also obtain a copy of the Fund's Prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

        This Statement of Additional Information is dated [_________ __], 2004.


                                TABLE OF CONTENTS

                                                                          PAGE

USE OF PROCEEDS...............................................................1
INVESTMENT OBJECTIVE..........................................................1
INVESTMENT POLICIES AND TECHNIQUES............................................3
INVESTMENT RISKS-- EQUITY SECURITIES..........................................6
OTHER INVESTMENT POLICIES AND TECHNIQUES......................................9
LICENSING ARRANGEMENTS WITH VALUE LINE PUBLISHING, INC.......................19
LICENSING ARRANGEMENTS WITH IBBOTSON ASSOCIATES..............................21
MANAGEMENT OF THE FUND.......................................................22
INVESTMENT ADVISER...........................................................26
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................29
DISTRIBUTIONS................................................................31
DESCRIPTION OF SHARES........................................................31
CERTAIN PROVISIONS IN THE DECLARATION OF TRUST...............................33
REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND.......................35
TAX MATTERS..................................................................38
PERFORMANCE RELATED AND COMPARATIVE INFORMATION..............................43
EXPERTS......................................................................46
CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT..................................46
INDEPENDENT AUDITORS.........................................................46
ADDITIONAL INFORMATION.......................................................47
REPORT OF INDEPENDENT AUDITORS...............................................48
FINANCIAL STATEMENTS.........................................................49


APPENDIX A    --    Ratings of Investments..................................A-1

                                   USE OF PROCEEDS

        The net proceeds of the offering of Common Shares of the Fund will be approximately: $___________ ($___________ if the Underwriters exercise the over-allotment option in full) after payment of the estimated organizational and offering costs. The Fund expects it will be able to invest substantially all of the net proceeds in common stocks that meet the investment objective and policies within seven days after completion of the offering.

        For the Fund, First Trust Advisors L.P. ("First Trust Advisors" or "Adviser") has agreed to pay (i) all organizational expenses and (ii) all offering costs (other than sales load, but including a $__ per Common Share reimbursement of underwriter expenses) that exceed $0.04 per Common Share.

        Pending investment in securities that meet the Fund's investment objective and policies, the net proceeds of the offering will be invested in cash or cash equivalents.

                              INVESTMENT OBJECTIVE

        Investment Objective. The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing in a diversified portfolio of the common stocks selected through the application of a disciplined investment strategy implemented by the Fund's investment adviser, First Trust Advisors, L.P. ("First Trust Advisors" or the "Adviser").

        The Fund cannot change its investment objective without the approval of the holders of a "majority of the outstanding" Common Shares. As defined in the Investment Company Act of 1940 (the "1940 Act"), a "majority of the outstanding" securities means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the Fund's outstanding voting shares are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding voting shares, whichever is less.

INVESTMENT RESTRICTIONS

        Except as described below, the Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding Common
Shares:

               (1) Issue senior securities, as defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction (2) set forth below;

               (2)    Borrow money, except as permitted by the 1940 Act;

        For a further discussion of the limitations imposed on borrowing by the 1940 Act, please see the section entitled "Borrowings" under "Description of Shares."

               (3) Act as underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities;

               (4) Purchase or sell real estate, but this shall not prevent the Fund from investing in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages on real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities;

               (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, derivative instruments or from investing in securities or other instruments backed by physical commodities);

               (6) Make loans of funds or other assets, other than by entering into repurchase agreements, lending portfolio securities and through the purchase of debt securities in accordance with its investment objectives, policies and limitations;


               (7) With respect to 75% of its total assets, purchase any securities, if as a result more than 5% of the Fund's total assets would then be invested in securities of any single issuer or if, as a result, the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided, that Government securities (as defined in the 1940 Act), securities issued by other investment companies and cash items (including receivables) shall not be counted for purposes of this limitation; and


               (8) Invest 25% or more of its total assets in securities of issuers in any single industry (except to the extent the Fund's investment strategy results in such concentration), provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        For the purpose of applying the limitation set forth in subparagraph (7) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental issuer, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. When a municipal bond is insured by bond insurance, it shall not be considered a security that is issued or guaranteed by the insurer; instead, the issuer of such municipal bond will be determined in accordance with the principles set forth above.

        In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees without a shareholder vote. The Fund may not:

               (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

               (2) Purchase securities of companies for the purpose of exercising control.

        The restrictions and other limitations set forth above will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities.

        The Fund may be subject to certain restrictions and guidelines imposed by lenders if the Fund engages in Borrowings. The Fund does not anticipate that such guidelines would have a material adverse effect on its shareholders or the Fund's ability to achieve its investment objectives.


                       INVESTMENT POLICIES AND TECHNIQUES

        The following information supplements the discussion of the Fund's investment objectives, policies, and techniques that are described in the Fund's Prospectus.

INVESTMENT PHILOSOPHY

        First Trust Advisors is responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of Fund assets among the common stocks in which the Fund invests. In this capacity, First Trust Advisors will seek to invest the Fund's assets in the common stocks of companies selected through application of the Fund's investment strategy.

        Investment Strategy. Under normal market conditions, the Fund will invest substantially all (at least 80%) of its net assets in common stocks that are selected through the application of a top-down asset allocation strategy and a bottom-up stock selection methodology, in each case implemented by the Adviser. The Fund will notify shareholders at least 60 days prior to any change in the above non-fundamental policy.

        Asset Allocation Model--The Adviser utilizes the Strategic Equity Allocation Model (the "Ibbotson Model") of Ibbotson Associates ("Ibbotson") to seek to determine the optimal equity allocations among the following six U.S.

equity classes: (1) Large-cap Growth stocks, (2) Large-cap Value stocks, (3) Mid-cap Growth stocks, (4) Mid-cap Value stocks, (5) Small-cap Growth stocks and
(6) Small-cap Value stocks.

        Stock Selection Process--To select the stocks, the Adviser begins with the universe of stocks that Value Line(R) Publishing, Inc. ("Value Line(R)") gives a Timeliness(TM), Safety(TM) or Technical(TM) Ranking of #1 or #2 using the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems. The Adviser then applies a proprietary model to rank the stocks contained in that universe to determine which stocks will be selected for each of six different asset classes. The Adviser then selects the top 25 ranked stocks for each of the six asset classes for a total of approximately 150 stocks in the portfolio.


        Upon commencement of the Fund's investment operations, the Fund will invest in each of the stocks selected through application of the Fund's investment strategy. Thereafter, the Adviser will rebalance the Fund's portfolio, on a semi-annual basis, through the reapplication of the Fund's stock selection methodology. In addition, the Fund will adjust the portfolio to reflect changes in the Ibbotson Model on an annual basis. On a more frequent basis as it considers appropriate, the Adviser may sell stocks that are no longer within the Value Line universe of #1 or #2 rankings and replace such positions with new stocks within the appropriate equity class through the application of the Adviser's proprietary model. There can be no assurance that the Fund's investment strategy will be successful or that the Fund will achieve its investment objective.


PORTFOLIO COMPOSITION

        Common Stock. Common stocks represent an equity ownership interest in an issuer. Common stocks usually carry voting rights and earn dividends. Dividends on common stocks are not fixed but are declared at the discretion of the board of directors. See "The Fund's Investments -- Portfolio Composition" in the Fund's Prospectus for a general description of common stocks.

        Temporary Investments and Defensive Position. During the period when the net proceeds of the offering of common shares are being invested or during periods in which the Adviser determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its net assets in cash and cash equivalents. The Adviser's determination that it is temporarily unable to follow the Fund's investment strategy or that it is impracticable to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund's investment strategy is extremely limited or absent. In such a case, the Fund may not pursue or achieve its investment objectives. These investments are defined to include, without limitation, the following:

               (1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
        (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

               (2) Certificates of Deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.

               (3) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Fund's investment adviser monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The investment adviser does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

               (4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. First Trust Advisors will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity measures) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a nationally recognized statistical rating organization and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

               (5) The Fund may invest in bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

               (6) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

               (7) The Fund may invest in shares of money market funds in accordance with the provisions of the 1940 Act.


                      INVESTMENT RISKS -- EQUITY SECURITIES

GENERALLY

        An investment in the Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in the Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust Advisors cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund. The equity securities held in the Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund's purchase and sale of the equity securities and other factors.

        Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

        First Trust Advisors shall not be liable in any way for any default, failure or defect in any equity security held in the Fund's portfolio.

LEGISLATION

        At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the equity securities in the Fund or the issuers of the equity securities. Changing approaches to regulation may have a negative impact on certain companies represented in the Fund. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the issuers of the equity securities held in the Fund to achieve their business goals.

LIQUIDITY

        While the stocks that comprise the Value Line's(R) universe for its Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems are publicly traded securities, the principal trading market for the equity securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. Furthermore, certain public securities, particularly securities of smaller capitalized or less seasoned issuers, may from time to time lack an active secondary market and may be subject to more abrupt or erratic price movements than larger, more established companies or stock market averages in general. In the absence of an active trading market, the Fund's ability to sell such securities at a fair price may be impaired or delayed and the value of the Fund may be adversely affected.

INDUSTRY AND SECTOR RISK

        The Fund may invest a substantial portion of its assets in the securities of issuers in any single industry or sectors of the economy if the selection of the companies through applications of the Fund's investment strategy results in such a focus. Accordingly, if there is a change in any industry or sector focus in the stocks selected through applications of the Fund's investment strategy, such shift in industry focus will be reflected in the Fund's portfolio. If the Fund is focused in an industry or sector, it may face more risks than if it were broadly diversified over numerous industries and sectors of the economy. See "Risks--Industry and Sector Risk" in the Fund's Prospectus.

OVER-THE-COUNTER MARKET

        The Fund may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Fund invests may not be as great as that of other securities and, if the Fund were to dispose of such a stock, it might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

STRATEGY RISK


        The Fund will be managed according to its investment strategy, which dictates when the investment strategy will be applied and when portfolio transactions will occur. The investment strategy was developed by the Adviser by the retroactive application of the Fund's investment strategy to prior historical periods and was designed with the benefit of hindsight. The Adviser has not managed or supervised accounts that employ strategies similar to the Fund's investment strategy. Following the Fund's investment strategy will result in the purchase and sale of stocks in a relatively short period of time. In addition, other investors may pursue strategies involving such securities or may seek to anticipate the Fund's purchase or sale of such securities by purchasing or selling such securities ahead of the Fund's purchase or sale orders. This may amplify normal market fluctuations in the value of such securities, and in the case of securities with a less active trading market, may cause market distortions. As a result, the Fund may incur additional transaction costs resulting from its implementation of the investment strategy in a short period of time. In addition, certain of the securities selected through application of the Fund's investment strategy may be less liquid than other securities. For such securities, the period of time over which the Fund will buy or sell such securities may be extended. In addition, certain tax or trade execution implications may, in certain circumstances, also extend the time over which the Fund will buy or sell certain securities.



                    OTHER INVESTMENT POLICIES AND TECHNIQUES

HEDGING STRATEGIES

        General Description of Hedging Strategies. The Fund may use derivatives or other transactions for the purpose of hedging the Fund's exposure to an increase in the price of a security prior to its anticipated purchase or a decrease in the price of a security prior to its anticipated sale. Such hedging transactions are commonly referred to as "anticipatory hedges." These anticipatory hedges are expected to be entered into only in limited circumstances and are not a principal strategy of the Fund. The specific derivative instruments to be used, or other transactions to be entered into, for such hedging purposes may include options on common stock, stock-related futures contracts, (hereinafter referred to as "Futures" or "Futures Contracts"), foreign currency forward contracts, swap agreements and related instruments. The Fund will use derivatives or other transactions described in this paragraph solely for non-speculative purposes.

        Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments may be limited by tax considerations.

        General Limitations on Futures and Options Transactions. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act (the "CEA"), the Fund is not subject to regulation as a commodity pool under the CEA.

        The foregoing limitations are not fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and Futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for Futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

        Asset Coverage for Futures and Options Positions. The Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

        Options. As an anticipatory hedge, the Fund may purchase put and call options on stock or other securities. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option or its equivalent from the writer of the option at the stated exercise price.

        As a holder of a put option, the Fund will have the right to sell the securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the securities underlying the option, in each case at their exercise price at any time prior to the option's expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires.

        Certain Considerations Regarding Options. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

        Some, but not all, of the derivative instruments may be traded and listed on an exchange. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

        Futures Contracts. The Fund may enter into stock-related Futures Contracts, including security futures contracts as an anticipatory hedge. The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on exchanges and are standardized as to maturity date and underlying financial instrument. A security futures contract is a legally binding agreement between two parties to purchase or sell in the future a specific quantity of shares of a security or of the component securities of a narrow-based security index, at a certain price. A person who buys a security futures contract enters into a contract to purchase an underlying security and is said to be "long" the contract. A person who sells a security futures contact enters into a contract to sell the underlying security and is said to be "short" the contract. The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange.

        Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. In order to enter into a security futures contract, the Fund must deposit funds with its custodian in the name of the futures commodities merchant equal to a specified percentage (usually at least 20 percent) of the current market value of the contract as a performance bond. Moreover, all security futures contracts are marked-to-market at least daily, usually after the close of trading. At that time, the account of each buyer and seller reflects the amount of any gain or loss on the security futures contract based on the contract price established at the end of the day for settlement purposes.

        An open position, either a long or short position, is closed or liquidated by entering into an offsetting transaction (i.e., an equal and opposite transaction to the one that opened the position) prior to the contract expiration. Traditionally, most futures contracts are liquidated prior to expiration through an offsetting transaction and, thus, holders do not incur a settlement obligation. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract, the Fund may not be able to realize a gain in the value of its future position, or prevent losses from mounting. This inability to liquidate could occur, for example, if trading is halted due to unusual trading activity in either the security futures contract or the underlying security; if trading is halted due to recent news events involving the issuer of the underlying security; if systems failures occur on an exchange or at the firm carrying the position; or if the position is on an illiquid market. Even if the Fund can liquidate its position, it may be forced to do so at a price that involves a large loss.

        Under certain market conditions, it may also be difficult or impossible to manage the risk from open security futures positions by entering into an equivalent but opposite position in another contract month, on another market, or in the underlying security. This inability to take positions to limit the risk could occur, for example, if trading is halted across markets due to unusual trading activity in the security futures contract or the underlying security or due to recent news events involving the issuer of the underlying security.

        There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures contract position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

        Security futures contracts that are not liquidated prior to expiration must be settled in accordance with the terms of the contract. Some security futures contracts are settled by physical delivery of the underlying security. At the expiration of a security futures contract that is settled through physical delivery, a person who is long the contract must pay the final settlement price set by the regulated exchange or the clearing organization and take delivery of the underlying shares. Conversely, a person who is short the contract must make delivery of the underlying shares in exchange for the final settlement price. Settlement with physical delivery may involve additional costs.

        Other security futures contracts are settled through cash settlement. In this case, the underlying security is not delivered. Instead, any positions in such security futures contracts that are open at the end of the last trading day are settled through a final cash payment based on a final settlement price determined by the exchange or clearing organization. Once this payment is made, neither party has any further obligations on the contract.

        As noted above, margin is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

        If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Future Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the respective Fund. In computing daily net asset value, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on its margin deposits.

        Because of the low margin deposits required, Futures Contracts trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

        In addition to the foregoing, imperfect correlation between the Futures Contracts and the underlying securities may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Under certain market conditions, the prices of security futures contracts may not maintain their customary or anticipated relationships to the prices of the underlying security or index. These pricing disparities could occur, for example, when the market for the security futures contract is illiquid, when the primary market for the underlying security is closed, or when the reporting of transactions in the underlying security has been delayed.

        In addition, the value of a position in security futures contracts could be affected if trading is halted in either the security futures contract or the underlying security. In certain circumstances, regulated exchanges are required by law to halt trading in security futures contracts. For example, trading on a particular security futures contract must be halted if trading is halted on the listed market for the underlying security as a result of pending news, regulatory concerns, or market volatility. Similarly, trading of a security futures contract on a narrow-based security index must be halted under such circumstances if trading is halted on securities accounting for at least 50 percent of the market capitalization of the index. In addition, regulated exchanges are required to halt trading in all security futures contracts for a specified period of time when the Dow Jones Industrial Average ("DJIA") experiences one-day declines of 10-, 20- and 30-percent. The regulated exchanges may also have discretion under their rules to halt trading in other circumstances - such as when the exchange determines that the halt would be advisable in maintaining a fair and orderly market.

        A trading halt, either by a regulated exchange that trades security futures or an exchange trading the underlying security or instrument, could prevent the Fund from liquidating a position in security futures contracts in a timely manner, which could prevent the Fund from liquidating a position in security futures contracts at that time.

        Each regulated exchange trading a security futures contract may also open and close for trading at different times than other regulated exchanges trading security futures contracts or markets trading the underlying security or securities. Trading in security futures contracts prior to the opening or after the close of the primary market for the underlying security may be less liquid than trading during regular market hours.

        Risks and Special Considerations Concerning Derivatives. In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

               (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability, to predict correctly changes in the relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance the advisor's judgment in this respect will be accurate. Consequently, the use of derivatives for hedging purposes might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings.

               (2) Credit Risk. Credit risk is the risk that a loss be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that First Trust Advisors reasonably believes are capable of performing under the contract.

               (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's success in using hedging instruments is subject to the Adviser's ability to correctly predict changes in relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance that the Adviser's judgment in this respect with be accurate. An imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to a risk of loss.

               (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

               (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

               (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

SWAP AGREEMENTS

        For hedging purposes, the Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

        Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

        Generally, swap agreements have a fixed maturity date that will agreed upon the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

        A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

        Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

FOREIGN INVESTMENTS


        Certain of the companies whose stocks are within the approximately 1,700-stock Value Line(R) universe may be domiciled in jurisdictions other than the United States and such stocks may be denominated in currencies other than the U.S. dollar. Based upon information published by Value Line(R), as of April 26, 2004, 131 of the stocks in the Value Line(R) universe were issued by companies domiciled outside the United States or were denominated in a currency other than the U.S. dollar. Of the 131 foreign stocks in the Value Line(R) universe as of April 26, 2004, 26 foreign stocks were ranked #1 or #2 for SafetyTM. These securities are either in the form of American Depositary Receipts ("ADRs") or are directly listed on either a U.S. Securities exchange or a Canadian Securities exchange. To the extent any such stock is selected through application of the Fund's investment strategy, the Fund may invest in such stocks.


        Indirect Foreign Investment-Depositary Receipts. As noted, the Fund may invest in foreign securities by purchasing depositary receipts, including

American Depositary Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent, except that ADRs shall be treated as indirect foreign investments. Thus, an ADR representing ownership of common stock will be treated as common stock. ADRs do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

        Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by a depositary and the issuer of the security underlying the receipt. An unsponsored facility may be established by a depositary without participation by the issuer of the security underlying the receipt. There are greater risks associated with holding unsponsored depositary receipts. For example, if the Fund holds an unsponsored depositary receipt, it will generally bear all of the costs of establishing the unsponsored facility. In addition, the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

        In addition, to hedge the Fund's exposure to foreign currency exchange rate risk in the event the Fund invests in non-U.S. denominated securities of non-U.S. issuers, the Fund may engage in foreign currency forward contracts, options and futures transactions.

        Investors should understand and consider carefully the risks involved in investing in securities of non-U.S. issuers. Securities transactions conducted outside the U.S. may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex foreign political, legal, social and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the U.S., (v) lower trading volume and liquidity, (vi) potential adverse effects of fluctuations in currency exchange rates or the imposition of currency exchange controls, (vii) the possible seizure, expropriation or nationalization of the company or its assets,
(viii) withholding and other non-U.S. taxes may decrease the Fund's return and
(ix) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S., due to blockage of foreign currency exchanges or otherwise. These risks are more pronounced to the extent the Fund invests a significant amount of its investments in issuers located in one region.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

        The Fund may buy and sell securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15-45 days of the trade date. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. Beginning on the date the Fund enters into a commitment to purchase securities on a when-issued or delayed delivery basis, the Fund is required under rules of the Commission to maintain in a separate account liquid assets, consisting of cash, cash equivalents or liquid securities having a market value at all times of at least equal to the amount of the commitment. Income generated by any such assets which provide taxable income for federal income tax purposes is includable in the taxable income of the Fund. The Fund may enter into contracts to purchase securities on a forward basis (i.e., where settlement will occur more than 60 days from the date of the transaction) only to the extent that the Fund specifically collateralizes such obligations with a security that is expected to be called or mature within sixty days before or after the settlement date of the forward transaction. The commitment to purchase securities on a when-issued, delayed delivery or forward basis may involve an element of risk because at the time of delivery the market value may be less than cost.

REPURCHASE AGREEMENTS

        As temporary investments, the Fund may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. Income generated from transactions in repurchase agreements will be taxable. The Fund will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of First Trust Advisors, present minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. First Trust Advisors will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, First Trust Advisors will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

LENDING OF PORTFOLIO SECURITIES

        The Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The

Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities, if, in First Trust Advisors' judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including
(a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

PORTFOLIO TRADING AND TURNOVER RATE

        Portfolio trading will be undertaken as dictated by the Fund's investment strategy, regardless of any income tax consequences to shareholders. There are no limits on the rate of portfolio turnover and investments may be sold without regard to length of time held when the Fund's investment strategy so dictates. The Fund cannot accurately predict its annual turnover rate. However, based on a historical analysis of the Fund's investment strategy over the past eight years, the annual turnover rate for the Fund's investment strategy would have been less than 200%. There is no assurance that the Fund's actual annual turnover rate will be comparable. However, the Fund's investment strategy will be applied, and the portfolio will be adjusted and rebalanced monthly in an attempt to avoid the higher transaction costs that would occur if the portfolio were adjusted and rebalanced weekly. The rate of turnover will not be a limiting factor when the Fund sells or purchases securities in accordance with its investment strategy. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may also result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See "Tax Matters" in the Fund's Prospectus.

             LICENSING ARRANGEMENTS WITH VALUE LINE PUBLISHING, INC.

        Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust Advisors is VLPI's licensing to First Trust Advisors of certain VLPI trademarks and trade names and the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems (the "Systems"), which is composed by VLPI without regard to First Trust Advisors, the Fund or any investor. The Fund is a sub-licensee to this license agreement. VLPI has no obligation to take the needs of First Trust Advisors or any investor in the Fund into consideration in composing the Systems. The Fund's results may differ from the hypothetical or published results of the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Fund or the timing of the issuance for sale of the Fund or in the calculation of the equations by which the Fund is to be converted into cash.

        VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR

FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF A FUND; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS FUND, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE FUND.

        "VALUE LINE," "THE VALUE LINE INVESTMENT SURVEY," "THE VALUE LINE TIMELINESS RANKING SYSTEM," "THE VALUE LINE SAFETY RANKING SYSTEM" OR "THE VALUE LINE TECHNICAL RANKING SYSTEM" ARE REGISTERED TRADEMARKS OF VALUE LINE, INC. OR VLPI THAT ARE LICENSED TO FIRST TRUST ADVISORS L.P. THIS FUND IS NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VLPI, VALUE LINE, INC. OR VALUE LINE SECURITIES, INC. FIRST TRUST ADVISORS L.P. IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.

        The licensing agreement with VLPI (the "Licensing Agreement") shall be effective for a term of one year and, thereafter, the Licensing Agreement will be automatically renewed for successive one year terms unless either party, in its sole discretion, informs the other of its decision not to renew the Licensing Agreement at least sixty days prior to the expiration of the applicable term. The Licensing Agreement may also be terminated at any time during the applicable term:

               (1) by either party in its sole discretion for any reason and at any time during the term upon ninety days' prior written notice to the other party;

               (2) by either party in writing upon thirty days' prior written notice to the other party, if such other party breaches any term of the Licensing Agreement and fails to cure such breach within that thirty day notice period; and

               (3) by VLPI effective immediately upon written notice to First Trust Advisors upon (a) the institution by or against First Trust Advisors of any insolvency, receivership or bankruptcy proceedings or upon First Trust Advisors' dissolution or ceasing to do business; (b) breach by First Trust Advisors or its sub-licensee of certain of their obligations or warranties under the Licensing Agreement; (c) any fraudulent conduct or material misrepresentation by First Trust Advisors involving the Fund; (d) any alleged or instituted administrative action or suit by the Securities and Exchange Commission, the National Association of Securities Dealers, Inc., or any other regulatory or administrative, federal or state agency for First Trust Advisors' violation of any rule, regulation or statute; or (e) change of control of First Trust Advisors.

        Upon the effectiveness of any termination or expiration of the Licensing Agreement for any reason (the "End Date"), First Trust Advisors shall cease holding itself out as having a relationship with VLPI of any kind and immediately cease using or marketing the System, the Fund, or certain VLPI trade or service names or marks as defined in the Licensing Agreement ("Marks"); and return to VLPI all versions and copies thereof then in its possession.

        Notwithstanding the foregoing, VLPI shall continue to deliver System updates to First Trust Advisors solely for use for Fund shareholders who became shareholders prior to the End Date, and VLPI shall continue receiving certain fees therefor on a timely basis; except that VLPI shall not be obligated to provide such updates if this Licensing Agreement is terminated pursuant to (2) and (3) above.

        In addition to the above, in the event that the System, certain software (as defined in the Licensing Agreement) or any Mark becomes the subject of any infringement claim, VLPI, in its sole discretion, may obtain for First Trust Advisors the right to continue using the system, software or Mark or may cause it to be modified to resolve such claim or suit. If VLPI does not deem either one of these alternatives reasonably available to it, VLPI may require First Trust Advisors in writing to stop taking in new investments in the Fund and VLPI shall not be required to compensate or otherwise have any other liability to First Trust Advisors as a result thereof subject to a limited exception.

        In the event that the license agreement is not renewed or is terminated, the Board of Trustees of the Fund will consider all appropriate courses of action, including requesting shareholder approval to change the Fund's investment objective and/or fundamental policy or termination of the Fund.

                 LICENSING ARRANGEMENTS WITH IBBOTSON ASSOCIATES


        First Trust Advisors has entered into a non-exclusive Licensing and Services Agreement and a related work order ("Agreement") with Ibbotson Associates, Inc. ("Ibbotson") which allows for the use by First Trust Advisors of the Ibbotson name for inclusion in the name of the Fund and in connection with the promotion, offering, operation and marketing of the Fund (the "License"). Ibbotson is willing to License to First Trust Advisors and the Fund a non-exclusive right to use the Ibbotson name and to perform such services under the terms of the Agreement. In exchange, Ibbotson will receive an annual fee, payable quarterly, based upon the aggregate assets under management in the Fund. The terms of the Agreement provide that it shall remain in effect for a minimum of twenty-four (24) months from the date of execution of the Agreement unless terminated earlier in accordance with the terms of the Agreement. During the initial term of the Agreement, it can only be terminated for cause. After the initial term, either party may terminate the Agreement (i) with or without cause, by providing the other party with sixty (60) days prior written notice; or (ii) in the event of a material breach of the Agreement, after written notice of the breach and a ten-day cure period, immediately by providing the other party with written notice of termination. Either party may also terminate the Agreement upon written notice to the other party in the event any of the following occurs with respect to the party: (i) it is dissolved or its existence is terminated; (ii) it becomes insolvent or bankrupt or admits in writing its inability to pay debts as they mature, or makes an assignment for the benefit of creditors; (iii) it makes a voluntary assignment or transfer of all or substantially all of its property; (iv) it has a custodian, trustee, or receiver appointed for it, or for all or substantially all of its property; or (v) it has bankruptcy, reorganization arrangements, insolvency or liquidation proceedings or other proceedings for relief under any bankruptcy or similar law for relief of debtors, instituted by or against it, and if instituted against it, any of the foregoing is allowed or consented to by the party. Additionally, the Agreement may be terminated at any time as follows: (i) First Trust Advisors may terminate the Agreement in the event that the Fund is terminated pursuant to a resolution of the Board of Trustees for the Fund; (ii) First Trust Advisors may terminate the Agreement in the event that the Board of Trustees for the Fund terminates First Trust Advisors as the investment adviser to the Fund; or (iii) Ibbotson may terminate the Agreement in the event that there is imposed upon Ibbotson any taxes as defined in the Agreement that are in excess of 1% of the annual fee received by Ibbotson pursuant to the Agreement.


                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

        The management of the Fund, including general supervision of the duties performed for the Fund under the Management Agreement and Sub-Advisory Agreements, is the responsibility of the Board of Trustees. The Trustees set broad policies for the Fund and choose the Fund's officers. The following is a list of the Trustees and officers of the Fund and a statement of their present positions and principal occupations during the past five years, with the Trustee who is an "interested person" (as such term is defined in the 1940 Act) of the Fund identified as such. The mailing address of the officers and Trustees, unless otherwise noted, is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                                              IN FUND
                                                  TERM OF OFFICE                              COMPLEX              OTHER
                                                  AND YEAR FIRST                              OVERSEEN BY          TRUSTEESHIPS
                              POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS       TRUSTEE OR           HELD BY
NAME, ADDRESS AND AGE         OFFICES WITH FUND   APPOINTED       DURING PAST 5 YEARS         OFFICER              TRUSTEE

Trustee who is an
Interested Person of the
Fund
------------------------
James A. Bowen(1)*            President,          o One Year(2)   President, First Trust      16 Portfolios        None
D.O.B.: 09/55                 Chairman of the                     Portfolios, L.P. and First
                              Board, Chief        o 2003          Trust Advisors; Chairman
                              Executive Officer                   of the Board of
                              and Trustee                         Directors, Bond Wave, LLC

Trustees who are not
Interested Persons of the
Fund
------------------------
Richard E. Erickson           Trustee             o One Year(2)   Physician,                  16 Portfolios        None
327 Gundersen Drive                                               Sportsmed/Wheaton
Carol Stream, IL 60188                            o 2003          Orthopedics
D.O.B.: 04/51

Thomas R. Kadlec              Trustee             o One Year(2)   Vice President, Chief       16 Portfolios         None
26W110 Sandpiper Court                                            Financial Officer (1990
Wheaton, IL  60188-4541                           o 2003          to Present), ADM Investor
D.O.B.: 11/57                                                     Services, Inc. (Futures
                                                                  Commission Merchant);
                                                                  Registered Representative
                                                                  (2000 to Present),
                                                                  Segerdahl & Company,
                                                                  Inc., an NASD member
                                                                  (Broker-Dealer)


                                      -22-


Niel B. Nielson               Trustee             o One Year(2)   President (2002 to          16 Portfolios        Director of
1117 Mountain Terrace                                             Present), Covenant                               Good News
Lookout Mountain, GA 30750                        o 2003          College; Pastor (1997 to                         Publishers
D.O.B.: 03/54                                                     2002), College Church in                         - Crossway
                                                                  Wheaton                                          Books; Covenant
                                                                                                                   Transport Inc.

David M. Oster                Trustee             o One Year(2)   Trader (Self-Employed)      5 Portfolios         None
3N550 Wildflower Lane                                             (1987 to Present)
West Chicago, IL 60185                            o 2003          (Options Trading and
D.O.B.: 03/64                                                     Market Making)


Officers of the Fund
---------------------

Mark R. Bradley               Treasurer,          o Indefinite    Chief Financial Officer,    16 Portfolios        N/A
D.O.B.: 11/57                 Controller, Chief     term          Managing Director, First
                              Financial Officer                   Trust Portfolios, L.P. and
                              and Chief           o 2003          First Trust Advisors
                              Accounting Officer

Susan M. Brix                 Assistant Vice      o Indefinite    Representative, First       16 Portfolios        N/A
D.O.B.: 01/60                 President             term          Trust Portfolios, L.P.;
                                                                  Assistant Portfolio
                                                  o 2003          Manager, First Trust
                                                                  Advisors

Robert F. Carey               Vice President      o Indefinite    Senior Vice President,      16 Portfolios        N/A
D.O.B.: 07/63                                       term          First Trust Portfolios,
                                                                  L.P. and First Trust
                                                  o 2003          Advisors


W. Scott Jardine              Secretary           o Indefinite    General Counsel, First      16 Portfolios        N/A
D.O.B.: 05/60                                       term          Trust Portfolios, L.P. and
                                                                  First Trust Advisors
                                                  o 2003


Roger Testin                  Vice President      o Indefinite    Vice President (August      16 Portfolios        N/A
D.O.B.: 06/66                                       term          2001-Present), First
                                                                  Trust Advisors; Analyst
                                                  o 2003          (1998-2001), Dolan
                                                                  Capital Management
--------------------

(1) Mr. Bowen is deemed an "interested person" of the Fund due to his position of President of First Trust Advisors, investment adviser of the Fund.

(2) Trustees are elected each year by shareholders and serve a one year term until their successors are elected. Mr. Bowen's officer positions with the Fund have an indefinite term.

        The Board of Trustees of the Fund has four standing committees, the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee, and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Fund's Declaration of Trust and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee which is authorized to exercise all of the powers and authority of the Board in respect of the issuance and sale, through an underwritten public offering, of the Common Shares of the Fund and all other such matters relating to such financing, including determining the price at which such shares are to be sold and approval of the final terms of the underwriting agreement, including approval of the members of the underwriting syndicate. Such committee is also responsible for the declaration and setting of dividends. Messrs. Kadlec and Bowen are members of the Executive Committee. The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Fund's Board of Trustees. Messrs. Erickson,

Nielson, Kadlec and Oster are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Fund shall mail such recommendation to W. Scott Jardine at the Fund's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder), (b) a full description of the proposed candidate's background, including their education, experience, current employment, and date of birth,
(c) names and addresses of at least three professional references for the candidate, (d) information as to whether the candidate is an "interested person" in relation to such Fund, as such term is defined in the 1940 Act, as amended, and such other information that may be considered to impair the candidate's independence and (e) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Nominating and Governance Committee and the outside counsel to the independent trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec and Oster are members of the Valuation Committee. The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Nielson, Kadlec and Oster serve on the Audit Committee. Because the Fund is newly organized, none of the committees have met during the Fund's last fiscal year.

        Messrs. Erickson, Nielson, Kadlec and Bowen are also trustees of First Defined Portfolio Fund, LLC, an open-end fund advised by First Trust Advisors with 11 portfolios. Messrs. Bowen, Erickson, Nielson, Kadlec and Oster are also trustees of the First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund and Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, closed-end funds advised by First Trust Advisors. None of the Trustees who are not "interested persons" of the Fund, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust Advisors, First Trust Portfolios or their affiliates. In addition, Mr. Bowen and the other officers of the Fund, hold the same positions with the First Defined Portfolio Fund, LLC, First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund and Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund as they hold with the Fund.


        The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Fund. Trustees who are not interested persons of the Fund ("Independent Trustees") receive a $10,000 annual retainer for serving as trustee of the Fund, $1,000 per meeting fee for their attendance (in-person or through electronic means), $500 for attendance in-person or through electronic means at a committee meeting and are reimbursed for expenses incurred as a result of attendance at meetings of the Trustees. The following table sets forth estimated compensation to be paid by the Fund projected during the Fund's first full fiscal year to each of the Independent Trustees and estimated total compensation to be paid to each of the Independent Trustees by the First Trust Fund Complex for a full calendar year. The Fund has no retirement or pension plans.


                         ESTIMATED AGGREGATE      ESTIMATED TOTAL COMPENSATION
 NAME OF TRUSTEE      COMPENSATION FROM FUND (1)  FROM FUND AND FUND COMPLEX(2)

 Richard E. Erickson           $13,000                         $86,500
 Thomas R. Kadlec              $13,000                         $86,500
 Niel B. Nielson               $13,000                         $86,500
 David M. Oster                $13,000                         $65,000
--------------------
(1) The compensation estimated to be paid by the Fund to the Independent Trustees for the first full fiscal year for services to the Fund.

(2) The total estimated compensation to be paid to Messrs. Erickson, Kadlec and Nielson, Independent Trustees, from the Fund and Fund Complex for a full calendar year is based on estimated compensation to be paid to these Trustees for a full calendar year for services as Trustees to the First Defined Portfolio Fund, LLC, an open-end fund (with 11 portfolios) advised by First Trust Advisors plus estimated compensation to be paid to these Trustees by the First Value Line(R) 100 Fund, the First Trust Value Line(R) Dividend Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund and the Fund for a full calendar year. Mr. Oster is currently not a Trustee of the First Defined Portfolio Fund, LLC. Accordingly, his estimated total compensation is based on the estimated compensation to be paid by the First Trust Value Line(R) 100 Fund, the First Trust Value Line(R) Dividend Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund and the Fund for a full calendar year.

        The Fund has no employees. Its officers are compensated by First Trust Advisors. The Shareholders of the Fund will elect trustees at the next annual meeting of shareholders.

        The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds overseen by the Trustees in the First Trust Fund Complex as of March 31, 2004:

                                                         AGGREGATE DOLLAR RANGE OF
                                                         EQUITY SECURITIES IN
                               DOLLAR RANGE OF           ALL REGISTERED INVESTMENT COMPANIES
                               EQUITY SECURITIES         OVERSEEN BY TRUSTEE IN
TRUSTEE                        IN THE FUND               FIRST TRUST FUND COMPLEX
Mr. Bowen                      None                      $50,001    -    $100,000
Mr. Erickson                   None                      $     1    -    $ 10,000
Mr. Kadlec                     None                      $50,001    -    $100,000
Mr. Nielson                    None                      $10,001    -    $ 50,000
Mr. Oster                      None                      $10,001    -    $ 50,000


        As of December 31, 2003, the Trustees of the Fund who are not "interested persons" of the Fund and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.


        As of April 27, 2004, First Trust Portfolios L.P. owned both beneficially and of record all of the Common Shares of the Fund.



                               INVESTMENT ADVISER

        First Trust Advisors L.P., 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund. As investment adviser, First Trust Advisors provides the Fund with professional investment supervision and management and permits any of its officers or employees to serve without compensation as Trustees or officers of the Fund if elected to such positions. First Trust Advisors manages the Fund's portfolio and provides the Fund with certain other services necessary with the management of the portfolio.

        First Trust Advisors is an Illinois limited partnership formed in 1991 and an investment adviser registered with the SEC under the Investment Advisers Act of 1940. First Trust Advisors is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker/dealer services through their interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.


        First Trust Advisors is also adviser or subadviser to approximately 19 mutual funds and four closed-end funds and is the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios. First Trust Portfolios specializes in the underwriting, trading and distribution of unit investment trusts and other securities. First Trust Portfolios, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, FT Series (formerly known as The First Trust

Special Situations Trust), the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA. First Trust Portfolios introduced the first insured unit investment trust in 1974 and to date, more than $48 billion in First Trust Portfolios unit investment trusts have been deposited.


        First Trust Advisors acts as investment adviser to the Fund pursuant to an Investment Management Agreement. The Investment Management Agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by the Trustees including a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund, or the vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time without the payment of any penalty upon 60 days' written notice by either party, or by action of the Board or by a majority vote of the outstanding voting securities of the Fund (accompanied by appropriate notice), and will terminate automatically upon assignment. The Investment Management Agreement may also be terminated, at any time, without payment of any penalty, by the Board or by vote of a majority of the outstanding voting securities of the Fund, in the event that it shall have been established by a court of competent jurisdiction that the Adviser, or any officer or director of the Adviser, has taken any action which results in a breach of the covenants of the Adviser set forth in the Investment Management Agreement. The Investment Management Agreement provides that First Trust Advisors shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Investment Management Agreement. As compensation for its services, the Fund pays First Trust Advisors a fee as described in the Prospectus. Provisions regarding expense limitations are described in the Prospectus. See "Summary of Fund Expenses" and "Management of the Fund -- Investment Management Agreement" in the Fund's Prospectus.


        In addition to the fee of First Trust Advisors, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with First Trust Advisors), custodian, transfer agency, administrative, accounting and dividend disbursing expenses, legal fees, licensing fees, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

        On March 8, 2004, the Trustees of the Fund met with members of First Trust Advisors to consider, among other things, the possible approval of the Investment Management Agreement between the Fund and First Trust Advisors. Prior to the meeting, the Independent Trustees received a memorandum describing their legal obligations and duties relating to the approval of an investment advisory contract, including the duties of the Trustees under the 1940 Act and the general principles of state law; the requirements of the 1940 Act in such matters; the fiduciary duty of the Adviser; the standards used in determining whether boards of trustees have fulfilled their duties; and various factors to be considered by the Trustees in voting on whether to approve advisory agreements. In evaluating the Investment Management Agreement, the Independent Trustees met with their legal counsel privately (outside the presence of the interested Trustee and any officers of the Fund Advisers) to discuss their responsibilities and obligations with respect to the Investment Management Agreement and to review the matters contained in the above-referenced memorandum.

        In evaluating the Investment Management Agreement, the Board reviewed the Independent Trustees' role in approving the advisory contracts under the 1940 Act. In evaluating the Investment Management Agreement, the Trustees considered narrative information concerning, among other things, the nature of the services to be provided by the Adviser, the fees to be paid to the Adviser and the experience, resources and staffing of the Adviser. More specifically, as First Trust Advisors already serves as investment adviser on various funds in the First Trust complex, the Trustees are already well aware of and considered its personnel, staffing, experience, investment philosophy and fees paid by other clients. In evaluating the Investment Management Agreement, the Trustees considered the supervisory services to be provided by First Trust Advisors, as the investment adviser, the resources available to fulfill such function and the fees to be paid to First Trust Advisors (as well as fees paid by other funds).

        In light of the foregoing, the Trustees concluded that the arrangements with the Adviser, including the level of fees, were reasonable. The Trustees did not identify any single factor discussed above as all-important or controlling. The Board of Trustees, including a majority of the Independent Trustees of the Fund, and the sole shareholder of the Fund, each approved the Investment Management Agreement. The Independent Trustees have determined that the terms of the Fund's Investment Management Agreement are fair and reasonable and that the agreements are in the Fund's best interests. The Independent Trustees believe that the Investment Management Agreement will enable the Fund to obtain high quality investment management services at a cost that they deem appropriate, reasonable, and in the best interests of the Fund and its shareholders.


CODE OF ETHICS


        To mitigate the possibility that the Fund will be adversely affected by personal trading of employees, the Registrant and First Trust Advisors have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

        Text-only versions of the codes of ethics of the Fund and First Trust Advisors can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. In addition, copies of those codes of ethics may be obtained, after paying the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-0102 or by e-mail request at publicinfo@sec.gov.


PROXY VOTING PROCEDURES

        The Fund has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.


        A senior member of First Trust Advisors is responsible for oversight of the Fund's proxy voting process. First Trust Advisors has engaged the services of Institutional Shareholder Services, Inc. ("ISS"), to make recommendations to First Trust Advisors on the voting of proxies relating to securities held by the Fund. ISS provides voting recommendations based upon established guidelines and practices. First Trust Advisors reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust Advisors may not vote in accordance with the ISS recommendations when we believe that specific ISS recommendations are not in the best economic interest of the Fund. If First Trust Advisors manages the assets of a company or its pension plan and any of First Trust Advisors' clients hold any securities of that company, First Trust Advisors will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests First Trust Advisors to follow specific voting guidelines or additional guidelines, First Trust Advisors will review the request and inform the client only if First Trust Advisors is not able to follow the client's request.


        First Trust Advisors has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust Advisors' general voting policies.

        When required by applicable regulations, information regarding how the Fund voted proxies relating to portfolio securities will be available without charge by calling (800) 988-5891 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

        Subject to the supervision of the Board of Trustees, First Trust Advisors is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust Advisors to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust Advisors and its advisees. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. A Fund may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust Advisors considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. The selection of a broker-dealer may take into account the sale of products sponsored or advised by First Trust Advisors and/or its affiliates.

        Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

        In light of the above, in selecting brokers, First Trust Advisors may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust Advisors determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust Advisors or the Registrant. First Trust Advisors believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The investment advisory fees paid by the Fund to First Trust Advisors under the Investment Management Agreement are not reduced as a result of receipt by First Trust Advisors of research services.

        First Trust Advisors places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects their securities transactions may be used by First Trust Advisors in servicing all of its accounts; not all of such services may be used by First Trust Advisors in connection with the Fund. First Trust Advisors believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust Advisors believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. First Trust Advisors seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by First Trust Advisors are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Fund and such other accounts and funds.


                                  DISTRIBUTIONS

        Net investment income of the Fund consists of all income (other than net capital gain) less all expenses of the Fund. Expenses are accrued each day. As described in the Fund's Prospectus, the Fund's present policy, which may be changed at any time by the Fund's Board of Trustees, is to distribute at least semi-annually all, or substantially all, of its net investment income as dividends to shareholders. However, a portion of the dividends received by the Fund from REITs may be considered capital gain dividends and/or return of capital rather than dividends. Generally, dividends received by the Fund from REIT shares and certain foreign securities will not be considered "qualified dividend income" which is eligible for reduced tax rates, and therefore it is possible that, depending upon the composition of the stocks in the Fund's portfolio after application of the Fund's investment strategy, a significant portion of the Fund's distributions will not constitute "qualified dividend income" eligible for the reduced tax rates. In addition, at least annually, the Fund also intends to distribute any net capital gains to shareholders as capital gain dividends. The Board of Trustees may at its discretion in the future change the Fund's dividend policy. Unless you elect to receive cash distributions, your dividends of net investment income and capital gain dividends will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan.

                              DESCRIPTION OF SHARES

COMMON SHARES

        The beneficial interest of the Fund may be divided from time to time into shares of beneficial interest ("Shares") of such classes and of such designations and par value (if any) and with such rights, preferences, privileges and restrictions as shall be determined by the Trustees in their sole discretion, without shareholder vote. The Fund's Declaration of Trust (the "Declaration") initially authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and, subject to the rights of holders of preferred shares, if issued, have equal rights as to the payment of dividends and the distribution of assets upon liquidation of the Fund. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust," non-assessable, and currently have no pre-emptive or conversion rights (except as may otherwise be determined by the Trustees in their sole discretion) or rights to cumulative voting in the election of trustees.


        The Common Shares have been approved for listing on the American Stock Exchange. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

        Shares of closed-end investment companies may frequently trade at prices lower than net asset value. Net asset value will be reduced immediately following the offering after payment of the sales load and organization and offering expenses. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the original purchase price for the shares. Since the market price of the Fund's Common Shares will be determined by factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below, or above net asset value or at, below or above the initial public offering price. Accordingly, the Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Repurchase of Fund Shares; Conversion to Open-End Fund" below and "The Fund's Investments" in the Fund's Prospectus.

PREFERRED SHARE AUTHORIZATION

        Under the terms of the Declaration, the Board of Trustees has the authority in its sole discretion, without shareholder vote, to authorize the issuance of preferred shares in one or more classes or series with such rights and terms, including voting rights, dividend rates, redemption provisions, liquidation preferences and conversion provisions as determined by the Board of Trustees. The Fund's Board of Trustees has indicated that it does not presently intend to authorize an offering of Fund preferred shares.

BORROWINGS


        The Declaration authorizes the Fund, without prior approval of the shareholders of Common Shares (the "Shareholders" or the "Common Shareholders"), to borrow money. In this connection, the Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) ("Borrowings") and may secure any such borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such borrowing, the Fund may be required to maintain average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate.


        Limitations on Borrowings. Under the requirements of the 1940 Act, the Fund, immediately after any Borrowings, must have an asset coverage of at least 300%. With respect to any Borrowings, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such Borrowings represented by senior securities issued by the Fund. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverages or portfolio composition or otherwise. In addition, the Fund may be subject to certain restrictions imposed by guidelines of one or more NRSROs which may issue ratings for commercial paper or notes issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

        Distribution Preference. The rights of lenders to the Fund to receive interest on and repayment of principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances.

        Voting Rights. The 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event the asset coverage falls below specified levels. In the event that such provisions would impair the Fund's status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund, subject to its ability to liquidate its portfolio, intends to repay the Borrowings. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

        The discussion above describes the Fund's Board of Trustees' present intention with respect to an offering of Borrowings. If authorized by the Board of Trustees, the terms of any Borrowings may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration.

                 CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

        Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund solely by reason of his or her being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.


        The Declaration includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. Specifically, the Declaration requires the affirmative vote or consent by holders of at least two-thirds of the Shares outstanding and entitled to vote, except as described below, to authorize (1) a conversion of the Fund from a closed-end to an open-end investment company, (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (other than a merger, consolidation, reorganization or sale of assets with an acquiring fund that is not an operating entity immediately prior to the transaction), (3) a sale, lease or exchange of all or substantially all of the Fund's assets (other than in the regular course of business of the Fund, sales of assets in connection with the termination of the Fund as provided in the Declaration of Trust, or sale of assets with an acquiring fund that is not an operating entity immediately prior to the transaction), (4) in certain circumstances, a termination of the Fund, (5) removal of Trustees by shareholders, or (6) certain transactions in which a Principal Shareholder (as defined below) is a party to the transactions. However, with respect to items (1), (2) and (3) above, if the applicable transaction has been already approved by the affirmative vote of two-thirds of the Trustees, then the majority of the outstanding voting securities as defined in the 1940 Act (a "Majority Shareholder Vote") is required. In addition, if there are then preferred shares outstanding, with respect to (1) above, two-thirds of the preferred shares voting as a separate class shall also be required unless the action has already been approved by two-thirds of the Trustees, in which case then a Majority Shareholder Vote is required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law or by the terms of any class or series of preferred stock, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. Further, in the case of items (2) or (3) that constitute a plan of reorganization (as such term is used in the 1940 Act) which adversely affects the preferred shares within the meaning of section 18(a)(2)(D) of the 1940 Act, except as may otherwise be required by law, the approval of the action in question will also require the affirmative vote of two thirds of the preferred shares voting as a separate class provided, however, that such separate class vote shall be by a Majority Shareholder Vote if the action in question has previously been approved by the affirmative vote of two-thirds of the Trustees.


        Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the Shares outstanding and entitled to vote.

        As noted above, pursuant to the Declaration of Trust, the affirmative approval of two-thirds of the Shares outstanding and entitled to vote, subject to certain exceptions, shall be required for the following transactions in which a Principal Shareholder (as defined below) is a party: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash other than pursuant to a dividend reinvestment or similar plan available to all Shareholders; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period). However, shareholder approval for the foregoing transactions shall not be applicable to (i) any transaction, including, without limitation, any rights offering, made available on a pro rata basis to all Shareholders of the Fund or class thereof unless the Trustees specifically make such transaction subject to this voting provision, (ii) any transaction if the Trustees shall by resolution have approved a memorandum of understanding with such Principal Shareholder with respect to and substantially consistent with such transaction or (iii) any such transaction with any corporation of which a majority of the outstanding shares of all classes of stock normally entitled to vote in elections of directors is owned of record or beneficially by the Fund and its subsidiaries. As described in the Declaration of Trust, a Principal Shareholder shall mean any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than 5% of the outstanding Shares and shall include any affiliate or associate (as such terms are defined in the Declaration of Trust) of a Principal Shareholder. The above affirmative vote shall be in addition to the vote of the Shareholders otherwise required by law or by the terms of any class or series of preferred stock, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange.

        The provisions of the Declaration described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over market value by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of a Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

        Reference should be made to the Declaration on file with the Commission for the full text of these provisions.

        The Declaration provides that the obligations of the Fund are not binding upon the Trustees of the Fund individually, but only upon the assets and property of the Fund, and that the Trustees shall not be liable to any person in connection with the Fund property or the affairs of the Fund or for any neglect or wrongdoing of any officer, employee or agent of the Fund or for the act or omission of any other Trustee. Nothing in the Declaration, however, protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with or on behalf of the Fund.

             REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND

        The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, price, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund's Board of Trustees, in consultation with the Adviser and any corporate finance services and consulting agent that the Adviser may retain, from time to time may review possible actions to reduce any such discount. Actions may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. There can be no assurance, however, that the Board of Trustees will decide to take any of these actions, or that share repurchases or tender offers, if undertaken, will reduce market discount. Further, investors should assume it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company because the Board of Trustees has determined the closed-end structure is desirable. The Board of

Trustees of the Fund has adopted a policy to consider on a quarterly basis the commencement of open market repurchases of and/or tender offers for the Common Shares to seek to reduce any significant market discount (e.g., 10% or more) from net asset value that may develop and continue for a significant period of time (e.g., 12 weeks or more). After any consideration of potential actions to seek to reduce any significant market discount, the Board may, subject to its fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Board of Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Board of Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions. There can be no assurance that the Fund will in fact effect repurchases of or tender offers for any of its Common Shares. Before deciding whether to take any action if the Fund's Common Shares trade below net asset value, the Board of the Fund would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

        Further, the staff of the Commission currently requires that any tender offer made by a closed-end investment company for its shares must be at a price equal to the net asset value of such shares on the close of business on the last day of the tender offer. Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

        Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will increase the Fund's expenses and reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Trustees would have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder.

        Although the decision to take action in response to a discount from net asset value will be made by the Board of the Fund at the time it considers such issue, it is the Board's present policy, which may be changed by the Board, not to authorize repurchases of Common Shares or a tender offer for such shares if
(1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the American Stock Exchange, or (b) impair status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing the Fund's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objectives and policies in order to repurchase shares; or (3) there is, in the Board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the American Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or state banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of non-U.S. currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board of Trustees of the Fund may in the future modify these conditions in light of experience.

        Conversion to an open-end company would require the approval of the holders of at least two-thirds of the Fund's Shares outstanding and entitled to vote; provided, however, that unless otherwise provided by law, if there are preferred shares outstanding, the affirmative vote of two-thirds of the preferred shares voting as a separate class shall be required; provided, however, that such votes shall be by Majority Shareholder Vote if the action in question was previously approved by the affirmative vote of two-thirds of the Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Shares otherwise required by law or by the terms of any class or series of preferred stock, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. See the Prospectus under "Structure of the Fund; Common Share Repurchases and Change in Fund Structure" for a discussion of voting requirements applicable to conversion of the Fund to an open-end company. If the Fund converted to an open-end company, the Fund's Common Shares would no longer be listed on the American Stock Exchange. Shareholders of an open-end investment company may require the company to redeem their shares on any business day (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end companies typically engage in a continuous offering of their shares. Open-end companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management. The Board of Trustees of the Fund may at any time propose conversion of the Fund to an open-end company depending upon their judgment as to the advisability of such action in light of circumstances then prevailing. However, given that the Board of Trustees believes that the closed-end structure is desirable considering the Fund's investment objective and policies, it is unlikely that the Trustees would vote to convert the Fund to an open-end investment structure.

        The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time may reduce any spread between market price and net asset value that might otherwise exist.

        In addition, a purchase by the Fund of its Common Shares will decrease the Fund's total assets which would likely have the effect of increasing the Fund's expense ratio.

                                   TAX MATTERS

FEDERAL INCOME TAX MATTERS

        The following discussion of federal income tax matters is based upon the advice of Chapman and Cutler LLP, counsel to the Fund.

        Set forth below is a discussion of the material U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. Unless otherwise noted, this discussion assumes you are a United States person (as defined for U.S. federal income tax purposes) and that you hold your shares as a capital asset. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, locality, non-U.S. country, or other taxing jurisdiction.

        The Fund intends to elect and to qualify annually to be treated as a regulated investment company under the Code.

        To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

        As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% federal excise tax unless, generally, the Fund distributes during each calendar year at least an amount equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

        If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying as a regulated investment company.

DISTRIBUTIONS

        Dividends paid out of the Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, pursuant to the "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain ordinary income dividends received from the Fund may be taxed at reduced capital gains tax rates. In particular, under the Tax Act, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided certain holding period and other requirements are satisfied and provided the dividends are attributable to "qualified dividend income" received by the Fund itself. Dividends received by the Fund from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. Higher tax rates will be imposed in 2009 unless further legislative action is taken by Congress. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the reduced capital gains tax rates. There can be no assurance that a portion of the Fund's income distributions will not be fully taxable as ordinary income.

        A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction generally is not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

        Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

        The Fund may retain for investment its net capital gain and pay corporate income tax on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (1) will be required to include in income as long-term capital gain their share of such undistributed capital gain and (2) will be entitled to credit their proportionate share of the tax paid by the Fund against their U.S. federal income tax liability, if any, and to claim refunds to the extent the credit exceeds such liability. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by the amount of undistributed capital gain included in the gross income of such shareholder less the tax deemed paid by such shareholder under clause (2) of the immediately preceding sentence.

        Dividends and interest received, and gains realized, by the Fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively "foreign taxes") that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign issuers, the Fund will be eligible to, and may, file an election with the Internal Revenue Service (the "IRS") that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by such shareholder, a proportionate share of those taxes, (2) would be required to treat such share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as such shareholder's own income from those sources, and (3) could either deduct the foreign taxes deemed paid in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of foreign taxes paid and the income from sources within, and taxes paid to, foreign counties and U.S. possessions if it makes this election. Any individual who has no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on forms 1099 and all of whose foreign source income is "qualified passive income" and meets certain other requirements may elect each year to be exempt from certain foreign tax credit limitations, in which event such individual would be able to claim a foreign tax credit without needing to file the detailed Form 1116 that otherwise is required.

        Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the value of those shares.

SALE OR EXCHANGE OF FUND SHARES

        Upon the sale or other disposition of shares of the Fund, a shareholder may realize a capital gain or loss. The amount of the gain or loss will be equal to the difference between the amount realized and the shareholder's tax basis in his shares and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

        Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such shares.

NATURE OF FUND'S INVESTMENTS

        Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur or (vi) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions and may make certain tax elections to mitigate the effect of these rules and prevent the disqualification of the Fund from being taxed as a regulated investment company.

FUTURES CONTRACTS AND OPTIONS

        The Fund's transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any futures contract, option or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund from being taxed as a regulated investment company.

BACKUP WITHHOLDING

        The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. The withholding rate is 28% until 2011, when the rate will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, if any, or refunded to the shareholder provided that the required information is furnished to the IRS.

NON-U.S. SHAREHOLDERS

        U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

        Income Not Effectively Connected. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will be subject to a U.S. withholding tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Non-U.S. shareholders must provide the Fund with a properly completed IRS Form W-8BEN certifying that they are not United States persons and to claim any applicable treaty benefits.

        Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period generally applies only in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. federal income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. withholding tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury (generally on IRS Form W-8BEN) or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax.

        Income Effectively Connected. If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder and the non-U.S. shareholder provides the Fund with a properly completed IRS Form W-8ECI, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will not be subject to the 30% U.S. withholding tax described above, but rather will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TAXES

        Fund shareholders may be subject to state, local and foreign taxes with respect to their investment in Fund Shares. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

                 PERFORMANCE RELATED AND COMPARATIVE INFORMATION

        The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other substantially similar closed-end funds. In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other investment companies listed in the rankings prepared by Lipper, Inc. ("Lipper"), Morningstar Inc. or other independent services; publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today; or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average, Nasdaq Composite Index and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.) Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial ("Bloomberg") and Lipper, that the Fund believes to be generally accurate.


        The Fund may, from time to time, show the standard deviation of either the Fund or the Fund's investment strategy and the standard deviation of the Fund's benchmark index. Standard deviation is a statistical measure of the historical volatility of a portfolio. Standard deviation is the measure of dispersion of historical returns around the mean rate of return.


        From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investments comparing the Fund's performance with that of other investment companies should give consideration to the quality and type of the respective investment companies' portfolio securities.

        The Fund's "average annual total return" is computed according to a formula prescribed by the Commission. The formula can be expressed as follows:

        Average Annual Total Return will be computed as follows:

               ERV = P(1+T)/n/

        Where   P = a hypothetical initial payment of $1,000
                T = average annual total return
                n = number of years

            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

        The Funds may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in a Fund. A Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. A Fund's total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gains distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

        Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

        Average Annual Total Return (After Taxes on Distributions) will be computed as follows:

               ATV/D/ = P(1+T)/n/

        Where:  P = a hypothetical initial investment of $1,000
                T = average annual total return (after taxes on distributions) n = number of years
           ATV/D/ = ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.

        Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) will be computed as follows:

               ATV/DR/ = P(1+T)/n/

        Where:  P = a hypothetical initial investment of $1,000
                T = average annual total return (after taxes on distributions and redemption) n = number of years
         ATV/DR/  = ending value of a hypothetical $1,000 investment made at the beginning periods, at the end of the periods (or fractional portion thereof), after taxes on fund distributions and redemptions.

        Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

               Yield = 2 [( a-b/cd +1)/6/ - 1]

        Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
                d = the maximum offering price per share on the last day of the period

        Past performance is not indicative of future results. At the time Common Shareholders sell their shares, they may be worth more or less than their original investment.

                                     EXPERTS


        The Financial Statements of the Fund as of April 16, 2004, appearing in this Statement of Additional Information have been audited by Deloitte & Touche LLP independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. Deloitte & Touche LLP provides accounting and auditing services to the Fund. The principal business address of Deloitte & Touche LLP is 180 North Stetson Avenue, Chicago, Illinois 60601.



                   CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT

        PFPC Trust Company, 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as custodian for the Fund. As such, PFPC Trust Company has custody of all securities and cash of the Fund maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund. PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 is the transfer, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provides certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts. PFPC Inc. also provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent public accountant and providing the accountant with certain Fund accounting information; and providing other continuous accounting and administrative services.

                              INDEPENDENT AUDITORS

        The Funds' independent auditors, Deloitte & Touche LLP, 180 North Stetson Avenue, Chicago, Illinois 60601, audit and report on the Fund's annual financial statements, and perform other professional accounting, auditing and advisory services when engaged to do so by the Fund.


                             ADDITIONAL INFORMATION

        A Registration Statement on Form N-2, including amendments thereto, relating to the shares of the Fund offered hereby, has been filed by the Fund with the Commission, Washington, D.C. The Fund's Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement. Statements contained in the Fund's Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

                         REPORT OF INDEPENDENT AUDITORS



To the Board of Trustees and Shareholder of First Trust/Value Line(R) & Ibbotson Equity Allocation Fund:


We have audited the accompanying statement of assets and liabilities of First Trust/Value Line(R)_ & Ibbotson Equity Allocation Fund (the "Fund"), as of April 16, 2004. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of cash owned as of April 16, 2004, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of First Trust/Value Line(R) & Ibbotson Equity Allocation Fund as of April 16, 2004, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP


April 23, 2004

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                              FINANCIAL STATEMENTS


           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 16, 2004


ASSETS:
   Cash                                                                $100,008
   Offering costs                                                      $230,000
                                                                       --------
                                                                       $330,008
LIABILITIES:
   Offering costs payable                                              $230,000
                                                                       --------
   Net Assets                                                          $100,008
                                                                       ========
NET ASSETS - Applicable to 5,236 shares                                $100,008
                                                                       ========

NET ASSET VALUE PER SHARE (net assets divided by 5,236 shares.)          $19.10
                                                                         ------
MAXIMUM OFFERING PRICE PER SHARE
(net asset value plus sales charge of 4.5% of offering price.)           $20.00
                                                                         ------



NOTES TO STATEMENT OF ASSETS AND LIABILITIES:


Note 1.   Organization.
First Trust/Value Line(R) & Ibbotson Equity Allocation Fund (the "Fund") is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund was organized as a Massachusetts business trust on February 20, 2004, pursuant to a Declaration of Trust governed by the laws of the Commonwealth of Massachusetts. As a newly organized entity, the Fund has no operating history. The Fund has had no operations through April 16, 2004 other than those relating to organizational matters and the sale and issuance of 5,236 common shares of beneficial interest to First Trust Advisors L.P. (the "Adviser").

Note 2.   Significant Accounting Policies.
The Adviser has assumed organization costs estimated to be $45,000. The Adviser has also agreed to assume offering costs in excess of $.04 a share, if any. Based on estimated offering costs of $481,544, the amount of the offering costs estimated to be paid by the Fund is $230,000 and by the Adviser is $251,544. The size of the offering is estimated to be 5,750,000 shares and $115,000,000.

The Fund's statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the statement of assets and liabilities. Actual results could differ from those estimates.

The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) distributed to shareholders.

Offering costs will be charged to paid-in-capital in proportion to the number of shares sold during the offering period.

Note 3.   Fees and Other Transactions with Affiliated Parties.
On March 8, 2004, the Fund's Board of Trustees approved an Investment Management Agreement with the Adviser. The Fund has agreed to pay an annual management fee for the services and facilities provided by the Adviser, payable on a monthly basis, equal to the annual rate of .65% of the Fund's average daily net assets.

                                   APPENDIX A

                             RATINGS OF INVESTMENTS

        Standard & Poor's Corporation -- A brief description of the applicable Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("Standard & Poor's" or "S&P") rating symbols and their meanings (as published by S&P) follows:

        A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

        Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

        Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper.

        Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term ratings address the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings. The following is a description of short-term issue credit ratings.

SHORT-TERM ISSUE CREDIT RATINGS

        Notes. A Standard & Poor's note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

o Amortization schedule -- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

o Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.


                                       A-1


        Note rating symbols are as follows:

SP-1

        Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

        Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

        Speculative capacity to pay principal and interest.

        A note rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

COMMERCIAL PAPER

        An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

A-1

        A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

        A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


                                       A-2


A-3

        A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

        A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C

        A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

        A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        A commercial rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

        Moody's Investors Service, Inc. -- A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

LONG-TERM OBLIGATION RATINGS

        Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa

        Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

        Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

        Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

        Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

        Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

        Obligations rated B are considered speculative and are subject to high credit risk.

Caa

        Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

        Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

        Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


NOTE: MOODY'S APPENDS NUMERICAL MODIFIERS 1, 2, AND 3 TO EACH GENERIC RATING CATEGORY FROM AA THROUGH CAA. THE MODIFIER 1 INDICATES THAT THE ISSUER OR OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY;

        THE MODIFIER 2 INDICATES A MID-RANGE RANKING; AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.


SHORT-TERM RATINGS

MIG 1/VMIG 1

        This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

        This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3

        This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

        This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

COMMERCIAL PAPER

        Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will normally be evidenced by the following characteristics:

o       Leading market positions in well-established industries.

o       High rates of return on funds employed.

o Conservative capitalization structures with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

o Issuers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

o Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

o Issuers rated Not Prime do not fall within any of the Prime rating categories.

o Fitch Ratings -- A brief description of the applicable Fitch Ratings ("Fitch") ratings symbols and meanings (as published by Fitch) follows:

        Short-Term Credit Ratings

        A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

        Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

        Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3


        Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


B

        Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

        High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

        Default. Denotes actual or imminent payment default.

        Notes to Long-term and Short-term ratings:

        "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' Long-term rating category, to categories below `CCC', or to Short-term ratings other than `F1'.

        `NR' indicates that Fitch Ratings does not rate the issuer or issue in question.

        `Withdrawn': A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

        Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

        A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are `stable' could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND


                           [___________] COMMON SHARES


                       STATEMENT OF ADDITIONAL INFORMATION

                              [_________ __], 2004


Back Cover



                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

1.  Financial Statements:

         Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act are filed with this Pre-effective Amendment to the Registration Statement.

2.       Exhibits:

a. Declaration of Trust dated February 20, 2004. Filed on February 25, 2004 as Exhibit a. to Registrant's Registration Statement on
         Form N-2 (File No. 333-113080) and incorporated herein by reference.

b. By-Laws of Registrant. Filed on February 25, 2004 as Exhibit b. to Registrant's Registration Statement on Form N-2 (File No. 333-113080) and incorporated herein by reference.

c.       None.

d.       Form of Share Certificate.*

e.       Terms and Conditions of the Dividend Reinvestment Plan.*

f.       None.

g. Form of Investment Management Agreement between Registrant and First Trust Advisors L.P.*

h.1      Form of Underwriting Agreement.*

h.2      Form of Master Dealer Agreement.*

h.3      Form of Master Agreement Among Underwriters.*

i.       None.

j.       Custodian Services Agreement between Registrant and PFPC Trust
         Company.*

k.1      Transfer Agency Services Agreement between Registrant and
         PFPC Inc.*

k.2 Licensing and Services Agreement between First Trust Advisors L.P. and Ibbotson Associates, Inc. dated March 11, 2004.*

k.3 License Agreement between First Trust Advisors L.P. and Value Line Publishing, Inc. dated May 1, 2002, as amended March 11, 2004.*

k.4      Sub-License Agreement between Registrant and First Trust
         Advisors L.P. dated March 11, 2004.*

k.5      Administration and Accounting Services Agreement between
         Registrant and PFPC Inc.*

k.6 Form of Corporate Finance Services and Consulting Agreement between A.G. Edwards & Sons, Inc. and First Trust Advisors L.P.*

k.7 Form of Additional Compensation Agreement among Registrant, First Trust Advisors L.P. and Certain Underwriters.*

l.1      Opinion and consent of Chapman and Cutler LLP.*

l.2      Opinion and consent of Bingham McCutchen LLP.*

m.       None.

n.       Independent Auditors' Consent.*

o.       None.

p. Subscription Agreement between Registrant and First Trust Portfolios L.P. dated April 16, 2004.*

q.       None.

r.1      Code of Ethics of Registrant.*

r.2      Code of Ethics of First Trust Portfolios L.P.*

r.3      Code of Ethics of First Trust Advisors L.P.*

s. Powers of attorney for Messrs. Bowen, Erickson, Kadlec, Nielson and Oster. Filed on March 16, 2004 as Exhibit s. to Registrant's Registration Statement on Form N-2 (File No. 333-113080) and incorporated herein by reference.
_________________________
 *   Filed herewith.


Item 25: Marketing Arrangements

Section 2 and 3 of the Form of Underwriting Agreement filed as Exhibit h.1 to the Registration Statement.

Sections 1 and 2 of A.G. Edwards & Sons, Inc. Master Dealer Agreement filed as Exhibit h.2 to the Registration Statement.

Introductory paragraph and Sections 2, 3, 4, 6, 7 and 8 of A.G. Edwards & Sons, Inc. Master Agreement Among Underwriters filed as Exhibit h.3 to the Registration Statement.

Item 26: Other Expenses of Issuance and Distribution

--------------------------------------------------------- --------------------
Securities and Exchange Commission Fees                   $ 14,571
--------------------------------------------------------- --------------------
National Association of Securities Dealers, Inc. Fees       37,000
--------------------------------------------------------- --------------------
Printing and Engraving Expenses                            203,528
--------------------------------------------------------- --------------------
Legal Fees                                                 125,000
--------------------------------------------------------- --------------------
Listing Fees                                                 5,000
--------------------------------------------------------- --------------------
Accounting Expenses                                         15,500
--------------------------------------------------------- --------------------
Blue Sky Filing Fees and Expenses                                0
--------------------------------------------------------- --------------------
Miscellaneous Expenses                                      80,945
--------------------------------------------------------- --------------------
Total                                                     $481,544
--------------------------------------------------------- --------------------
_________________________

*First Trust Advisors L.P. has agreed to pay (i) all organizational expenses and
(ii) offering costs (other than sales load) that exceed $0.04 per Common Share (0.20% of offering price).

Item 27: Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 28: Number of Holders of Securities

         At April 27, 2004:

------------------------------------------- ----------------------------------
Title of Class                              Number of Record Holders
------------------------------------------- ----------------------------------
Common Shares, $0.01 par value              1
------------------------------------------- ----------------------------------


Item 29: Indemnification

     Section 5.3 of the Registrant's Declaration of Trust provides as follows:

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof; and

          (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

          (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

          (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

          (iii) in the event of a settlement involving a payment by a Trustee, Trustee Emeritus or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

               (A) by vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

               (B) by written opinion of (i) the then-current legal counsel to the Trustees who are not Interested Persons of the Trust or (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.3, provided that either:

          (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

          (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     As used in this Section 5.3, a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

     (e) With respect to any such determination or opinion referred to in clause
     (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.

Section 8 of the Underwriting Agreement provides as follows:

INDEMNIFICATION AND CONTRIBUTION.

     (a) The Fund and the Adviser, jointly and severally, agree to indemnify and hold harmless each of you and each other Underwriter and each person, if any, who controls any Underwriter within the meaning of Section 15 of the 1933 Act or
Section 20 of the 1934 Act, from and against any and all losses, claims, damages, liabilities and expenses, joint or several (including reasonable costs of investigation), arising out of or based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectus, any Prepricing Prospectus, any sales material (as defined in Section 6(t) of this Agreement) (or any amendment or supplement to any of the foregoing) or arising out of or based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein (in the case of a prospectus, in light of the circumstances under which they were made) not misleading, except insofar as such losses, claims, damages, liabilities or expenses arise out of or are based upon any untrue statement or omission or alleged untrue statement or omission which has been made therein or omitted therefrom in reliance upon and in conformity with the information relating to such Underwriters furnished in writing to the Fund by or on behalf of any Underwriter through you expressly for use in connection therewith; provided, however, that the foregoing indemnification contained in this paragraph (a) with respect to the Prepricing Prospectus contained in Pre-Effective Amendment No. 1 to the Registration Statement shall not inure to the benefit of any Underwriter (or to the benefit of any person controlling such Underwriter) on account of any such loss, claim, damage, liability or expense arising from the sale of the Shares by such Underwriter to any person if it is shown that a copy of the Prospectus (which term as used in this proviso shall not include any statement of additional information) was not delivered or sent to such person within the time required by the 1933 Act and the 1933 Act Rules and Regulations and the untrue statement or alleged untrue statement or omission or alleged omission of a material fact contained in such Prepricing Prospectus was corrected in the Prospectus, provided that the Fund has delivered the Prospectus to the several Underwriters in requisite quantity on a timely basis to permit proper delivery or sending. The foregoing indemnity agreement shall be in addition to any liability which the Fund or the Adviser may otherwise have.

     (b) If any action, suit or proceeding shall be brought against any Underwriter or any person controlling any Underwriter in respect of which indemnity may be sought against the Fund or the Adviser, such Underwriter or such controlling person shall promptly notify the Fund or the Adviser, and the Fund or the Adviser shall assume the defense thereof, including the employment of counsel and the payment of all fees and expenses. Such Underwriter or any such controlling person shall have the right to employ separate counsel in any such action, suit or proceeding and to participate in the defense thereof, but the fees and expenses of such counsel shall be at the expense of such Underwriter or controlling person unless (i) the Fund or the Adviser have agreed in writing to pay such fees and expenses, (ii) the Fund or the Adviser have failed within a reasonable time to assume the defense and employ counsel or
(iii) the named parties to any such action, suit or proceeding (including any impleaded parties) include both such Underwriter or such controlling person and the Fund or the Adviser and such Underwriter or such controlling person shall have been advised by its counsel that representation of such indemnified party and the Fund or the Adviser by the same counsel would be inappropriate under applicable standards of professional conduct (whether or not such representation by the same counsel has been proposed) due to actual or potential differing interests between them (in which case the Fund and the Adviser shall not have the right to assume the defense of such action, suit or proceeding on behalf of such Underwriter or such controlling person). It is understood, however, that the Fund and the Adviser shall, in connection with any one such action, suit or proceeding or separate but substantially similar or related actions, suits or proceedings in the same jurisdiction arising out of the same general allegations or circumstances, be liable for the reasonable fees and expenses of only one separate firm of attorneys (in addition to any local counsel if there is any action, suit or proceeding in more than one jurisdiction) at any time for all such Underwriters and controlling persons not having actual or potential differing interests with you or among themselves, which firm shall be designated in writing by the Representatives and that, subject to the requirements of 1940 Act Release No. 11330, all such fees and expenses shall be reimbursed promptly as they are incurred. The Fund and the Adviser shall not be liable for any settlement of any such action, suit or proceeding effected without the written consent of the Fund or the Adviser, but if settled with such written consent or if there be a final judgment for the plaintiff in any such action, suit or proceeding, the Fund and the Adviser agree to indemnify and hold harmless any Underwriter, to the extent provided in the preceding paragraph and any such controlling person from and against any loss, liability, damage or expense by reason by such settlement or judgment.

     (c) Each Underwriter agrees, severally and not jointly, to indemnify and hold harmless the Fund and the Adviser, their trustees, directors, members or managers, any officers of the Fund who sign the Registration Statement and any person who controls the Fund or the Adviser within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, to the same extent as the foregoing indemnity from the Fund and the Adviser to each Underwriter, but only with respect to information relating to such Underwriter furnished in writing by or on behalf of such Underwriter through you expressly for use in the Registration Statement, the Prospectus or the Prepricing Prospectus contained in Pre-Effective Amendment No. 1 to the Registration Statement. If any action, suit or proceeding shall be brought against the Fund or the Adviser, any of their trustees, directors, members or managers, any such officer or any such controlling person, based on the Registration Statement, the Prospectus or any Prepricing Prospectus (or any amendment or supplement thereto) and in respect of which indemnity may be sought against any Underwriter pursuant to this paragraph
(c), such Underwriter shall have the rights and duties given to each of the Fund and the Adviser by paragraph (b) above (except that if the Fund or the Adviser shall have assumed the defense thereof such Underwriter shall not be required to do so, but may employ separate counsel therein and participate in the defense thereof, but the fees and expenses of such counsel shall be at such Underwriter's expense) and the Fund and the Adviser, their trustees, directors, managers or members, any such officer and any such controlling person shall have the rights and duties given to the Underwriters by paragraph (b) above. The foregoing indemnity agreement shall be in addition to any liability which the Underwriters may otherwise have.

     (d) If the indemnification provided for in this Section 8 is unavailable to an indemnified party under paragraphs (a) or (c) hereof in respect of any losses, claims, damages, liabilities or expenses referred to therein, then an indemnifying party, in lieu of indemnifying such indemnified party, shall contribute to the amount paid or payable by such indemnified party as a result of such losses, claims, damages, liabilities or expenses (i) in such proportion as is appropriate to reflect the relative benefits received by the Fund and the Adviser on the one hand (treated jointly for this purpose as one person) and the Underwriters on the other from the offering of the Shares or (ii) if the allocation provided by clause (i) above is not permitted by applicable law, in such proportion as is appropriate to reflect not only the relative benefits referred to in clause (i) above but also the relative fault of the Fund and the Adviser on the one hand (treated jointly for this purpose as one person) and of the Underwriters on the other in connection with the statements or omissions which resulted in such losses, claims, damages, liabilities or expenses, as well as any other relevant equitable considerations. The relative benefits received by the Fund and the Adviser on the one hand (treated jointly for this purpose as one person) and the Underwriters on the other shall be deemed to be in the same proportion that the total net proceeds from the offering (before deducting expenses) received by the Fund bear to the total underwriting discounts and commissions received by the Underwriters, in each case, as set forth in the table on the cover page of the Prospectus. The relative fault of the Fund and the Adviser on the one hand (treated jointly for this purpose as one person) and of the Underwriters on the other shall be determined by reference to, among other things, whether the untrue or alleged untrue statement of a material fact or the omission or alleged omission to state a material fact relates to information supplied by the Fund and the Adviser on the one hand (treated jointly for this purpose as one person) or by the Underwriters on the other and the parties' relative intent, knowledge, access to information and opportunity to correct or prevent such statement or omission.

     (e) The Fund, the Adviser and the Underwriters agree that it would not be just and equitable if contribution pursuant to this Section 8 were determined by pro rata allocation (even if the Underwriters were treated as one entity for such purpose) or by any other method of allocation that does not take account of the equitable considerations referred to in paragraph (d) above. The amount paid or payable by an indemnified party as a result of the losses, claims, damages, liabilities and expenses referred to in paragraph (d) above shall be deemed to include, subject to the limitations set forth above, any legal or other expenses reasonably incurred by such indemnified party in connection with investigating any claim or defending any such action, suit or proceeding. Notwithstanding the provisions of this Section 8, no Underwriter shall be required to contribute any amount in excess of the amount by which the total price of the Shares underwritten by it and distributed to the public exceeds the amount of any damages which such Underwriter has otherwise been required to pay by reason of such untrue or alleged untrue statement or omission or alleged omission. No person guilty of fraudulent misrepresentation (within the meaning of Section 11(f) of the 1933 Act) shall be entitled to contribution from any person who was not guilty of such fraudulent misrepresentation. The Underwriters' obligations to contribute pursuant to this Section 8 are several in proportion to the respective number of Shares set forth opposite their names in Schedule I (or such number of Shares increased as set forth in Section 10 hereof) and not joint.

     (f) No indemnifying party shall, without the prior written consent of the indemnified party, effect any settlement of any pending or threatened action, suit or proceeding in respect of which any indemnified party is or could have been a party and indemnity could have been sought hereunder by such indemnified party, unless such settlement includes an unconditional release of such indemnified party from all liability from claimants on claims that are the subject matter of such action, suit or proceeding.

     (g) Any losses, claims, damages, liabilities or expenses for which an indemnified party is entitled to indemnification or contribution under this
Section 8 shall, subject to the requirements of Release No. 11330, be paid by the indemnifying party to the indemnified party as such losses, claims, damages, liabilities or expenses are incurred. The indemnity and contribution agreements contained in this Section 8 and the representations and warranties of each of the Fund and the Adviser set forth in this Agreement shall remain operative and in full force and effect, regardless of (i) any investigation made by or on behalf of any Underwriter or any person controlling any Underwriter, the Fund, the Adviser or their trustees, directors, managers, members, officers or any person controlling the Fund or the Adviser, (ii) acceptance of any Shares and payment therefor hereunder and (iii) any termination of this Agreement. A successor to any Underwriter or to the Fund or the Adviser or their trustees, directors, managers, members, officers or any person controlling the Fund or the Adviser shall be entitled to the benefits of the indemnity, contribution and reimbursement agreements contained in this Section 8.

     (h) The Fund and the Adviser each acknowledge that the statements with respect to (1) the public offering price of the Shares as set forth on the cover page of the Prospectus and (2) as set forth under the caption "Underwriting" in the Prospectus (i) the names of the Underwriters, (ii) the number of Firm Shares set forth opposite the name of each Underwriter, (iii) the amount of the selling concessions and reallowances of selling concessions set forth in the first sentence of the fourth paragraph, (iv) the eleventh paragraph and (v) the fifteenth paragraph constitute the only information furnished in writing to the Fund by the Underwriters expressly for use in such document. The Underwriters severally confirm that these statements are correct in all material respects and were so furnished by or on behalf of the Underwriters severally for use in the Prospectus.

     The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $5,000,000 (with a maximum deductible of $50,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful

Page 7

disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Advisers

First Trust Advisors L.P. ("First Trust Advisors") serves as investment adviser to the funds and also serves as adviser or subadviser to 8 mutual funds and 4 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

The principal business of certain of First Trust Advisors' principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L. P. ("First Trust Portfolios"). The principal address of First Trust Portfolios is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.


OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT DURING PAST TWO YEARS

NAME AND POSITION WITH
FIRST TRUST ADVISORS L.P.                                        EMPLOYMENT DURING PAST TWO YEARS
James A. Bowen, Managing Director/President                      Managing Director/President, First Trust Portfolios

Ronald Dean McAlister, Managing Director                         Managing Director, First Trust Portfolios

Mark R. Bradley, Chief Financial Officer and Managing Director   Chief Financial Officer and Managing Director,
                                                                 First Trust Portfolios and Chief Financial Officer,
                                                                 Bondwave LLC

Robert W. Bredemeier, Chief Operating Officer and Managing       Chief Operations Officer and Managing Director,
Director                                                         First Trust Portfolios

Page 8

Robert Franklin Carey, Chief Investment Officer and Senior       Senior Vice President, First Trust Portfolios
Vice President

William Scott Jardine, General Counsel                           General Counsel, First Trust Portfolios and
                                                                 Secretary of Bondwave LLC

Scott Hall, Managing Director                                    Managing Director, First Trust Portfolios

Andy Roggensack, Managing Director                               Managing Director, First Trust Portfolios

Jason Henry, Senior Vice President                               Senior Vice President, First Trust Portfolios

David McGarel, Senior Vice President                             Senior Vice President, First Trust Portfolios

Bob Porcellino, Senior Vice President                            Senior Vice President, First Trust Portfolios

Mark Sullivan, Senior Vice President                             Senior Vice President, First Trust Portfolios

Al Davis, Vice President                                         Vice President, First Trust Portfolios

Jon Carl Erickson, Vice President                                Vice President, First Trust Portfolios

Bob James, Vice President                                        Vice President, First Trust Portfolios

Mitch Mohr, Vice President                                       Vice President, First Trust Portfolios

David Pinsen, Vice President                                     Vice President, First Trust Portfolios

Jonathan Steiner, Vice President                                 Vice President, First Trust Portfolios

Rick Swiatek, Vice President                                     Vice President, First Trust Portfolios

Roger Testin, Vice President                                     Vice President, First Trust Portfolios

Kitty Collins, Assistant Vice President                          Assistant Vice President, First Trust Portfolios

Charles Bradley, Assistant Vice President                        Assistant Vice President, First Trust Portfolios

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Item 31: Location of Accounts and Records

First Trust Advisors L.P. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.

Item 32: Management Services

Not applicable.

Item 33: Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.   Not applicable.

3.   Not applicable.

4.   Not applicable.

5.   The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

Page 10


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Lisle, and State of Illinois, on the 27th day of April, 2004.

                                            FIRST TRUST/VALUE LINE(R) &
                                            IBBOTSON EQUITY ALLOCATION FUND

                                            By:  /s/ James A. Bowen
                                                 -----------------------------
                                                 James A. Bowen, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

---------------------- ------------------------------- -------------------------
Signature              Title                           Date
---------------------- ------------------------------- -------------------------
/s/ James A. Bowen     President, Chairman of the      April 27, 2004
-------------------    Board and Trustee
 James A. Bowen        (Principal Executive Officer)
---------------------- ------------------------------- -------------------------
/s/ Mark R. Bradley    Chief Financial Officer and     April 27, 2004
--------------------   Treasurer (Principal Financial
 Mark R. Bradley       and Accounting Officer)
---------------------- ------------------------------- -------------------------

---------------------- ------------------------------- -------------------------
Richard E. Erickson*   Trustee                       )
---------------------- ------------------------------- By: /s/ W. Scott Jardine
Thomas R. Kadlec*      Trustee                       )     --------------------
---------------------- -------------------------------     W. Scott Jardine
Niel B. Nielson*       Trustee                       )     Attorney-In-Fact
---------------------- -------------------------------     April 27, 2004
David M. Oster*        Trustee                       )
---------------------- ------------------------------- -------------------------


         *Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute this Registration Statement, and Amendments thereto, for each of the trustees of Registrant on whose behalf this Registrant Statement is filed, were previously executed and filed as an exhibit.

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


                                INDEX TO EXHIBITS


d.    Form of Share Certificate.

e.    Terms and Conditions of the Dividend Reinvestment Plan.

g.    Form of Investment Management Agreement.

h.1   Form of Underwriting Agreement.

h.2   Form of Master Dealer Agreement.

h.3   Form of Master Agreement Among Underwriters.

j.    Custodian Services Agreement.

k.1   Transfer Agency Services Agreement.

k.2   Licensing and Services Agreement dated March 11, 2004.

k.3   License Agreement dated March 11, 2004.

k.4   Sub-License Agreement dated March 11, 2004.

k.5   Administration and Accounting Services Agreement.

k.6   Form of Corporate Finance Services and Consulting Agreement.

k.7   Form of Additional Compensation Agreement.

l.1   Opinion and consent of Chapman and Cutler LLP.

l.2   Opinion and consent of Bingham McCutchen LLP.

n.    Independent Auditors' Consent.

p.    Subscription Agreement.

r.1   Code of Ethics of Registrant.

r.2   Code of Ethics of First Trust Portfolios L.P.

r.3   Code of Ethics of First Trust Advisors L.P.


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